UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549 FORM N-Q

                             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214 -----------

SENTINEL GROUP FUNDS, INC.
--------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604 --------------------------------------- (Name and address of agent for service)

(800) 282-3863 --------------

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/12 -------- Date of reporting period: 08/31/12

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund
(Unaudited)

Fund Profile
at August 31, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	63.6%
U.S. Government Obligations	20.3%
Corporate Bonds	8.7%
Foreign Stocks & ADR's	2.6%
Domestic Exchange Traded Funds	0.8%
Commercial Mortgage-Backed Securities	0.3%
Cash and Other	3.7%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.2%	FHLMC G08500	3.50%	07/01/42	3.1%
Int'l. Business Machines Corp.	1.7%	FHLMC C09004	3.50%	07/01/42	2.6%
PepsiCo, Inc.	1.5%	FHLMC J19300	3.00%	06/01/27	2.6%
Microsoft Corp.	1.4%	FHLMC J15139	4.00%	05/01/26	2.1%
Chevron Corp.	1.4%	FGLMC C03764	3.50%	02/01/42	1.7%
Procter & Gamble Co.	1.4%	FNMA AO0308	3.50%	04/01/42	1.4%
United Technologies Corp.	1.2%	FHLMC C09000	3.50%	06/01/42	1.0%
Time Warner, Inc.	1.1%	FNR 10-44 PM	5.00%	05/25/40	1.0%
Johnson & Johnson	1.1%	FNR 11-63 JY	4.50%	05/25/41	1.0%
American Express Co.	1.1%	FGLMC A79255	5.00%	11/01/37	0.8%
Total of Net Assets	14.1%	Total of Net Assets			17.3%

Average Effective Duration (for all Fixed Income Holdings) 4.8 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 20.3%		FHLMC G18106				FGLMC C03764
U.S. Government Agency		5.5%, 03/01/21		15 M	$ 15,982	3.5%, 02/01/42	3,909 M	$ 4,165,477
Obligations 20.3%		FHLMC G11943				FHLMC C09000
Federal Home Loan Bank 0.8%		5.5%, 04/01/21		17 M	18,245	3.5%, 06/01/42	2,234 M	2,372,231
		FHLMC J15139				FHLMC G08500
Agency Discount Notes:		4%, 05/01/26		4,763 M	5,083,332	3.5%, 07/01/42	6,978 M	7,408,419
0.04%, 09/05/12	2,000 M	$ 1,999,991
					5,167,376	FHLMC C09004
Federal Home Loan Mortgage		20-Year:				3.5%, 07/01/42	5,885 M	6,247,990
Corporation 14.4%		FHLMC P00020				FHLMC C09007
Mortgage-Backed Securities:		6.5%, 10/01/22		79 M	86,685	3.5%, 08/01/42	1,000 M	1,061,643
15-Year:								23,234,788
		FHLMC J19300
FHLMC E01488		3%, 06/01/27		5,923 M	6,236,635	Total Federal Home Loan Mortgage
5%, 10/01/18	21 M	22,610			6,323,320	Corporation		34,725,484
FHLMC E01492						Federal National Mortgage
5.5%, 10/01/18	14 M	14,948	30-Year:			Association 5.1%
		FHLMC G08062
FHLMC G18091		5%, 06/01/35		26 M	28,169	Collateralized Mortgage Obligations:
6%, 12/01/20	11 M	12,259				FNR 02-2 UC
		FGLMC A79255				6%, 02/25/17	17 M	17,695
		5%, 11/01/37		1,795 M	1,950,859

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNR 10-44 PM			Capital Goods 0.3%			Verizon Communications, Inc.
5%, 05/25/40	2,000 M	$ 2,336,287				3.5%, 11/01/21	1,000 M	$ 1,102,248
			Joy Global, Inc.
FNR 11-63 JY			5.125%, 10/15/21	750 M	$ 827,884			2,643,549
4.5%, 05/25/41	2,000 M	2,281,834	Consumer Cyclical 0.2%			Transportation 0.2%
		4,635,816	Macy's Retail Holdings, Inc.			Penske Truck Leasing Co Lp
Mortgage-Backed Securities:			3.875%, 01/15/22	500 M	539,733	2.5%, 07/11/14(a)	500 M	504,479
15-Year:						Total Corporate Bonds
			Consumer Non-Cyclical 1.9%			(Cost $20,024,338)		21,075,242
FNMA 254907			Altria Group, Inc.
5%, 10/01/18	20 M	22,155	2.85%, 08/09/22	1,250 M	1,248,160	Commercial Mortgage-Backed Securities 0.3%
FNMA 255273			Kraft Foods Group, Inc.			GSMS 07-GG10 A4
4.5%, 06/01/19	32 M	34,617				5.9834%, 08/10/45
			3.5%, 06/06/22(a)	1,500 M	1,592,031	(Cost $707,710)	650 M	737,936
FNMA 255358			Pernod Ricard SA
5%, 09/01/19	8 M	8,201	4.45%, 01/15/22(a)	1,000 M	1,080,442			Space
		64,973						Value
			SABMiller Holdings, Inc.
30-Year:			3.75%, 01/15/22(a)	700 M	760,587		Shares	(Note 2)
FNMA 545759					4,681,220	Domestic Common Stocks 63.6%
6.5%, 07/01/32	557	645	Energy 1.4%			Consumer Discretionary 6.8%
FNMA 687301			Devon Energy Corp.			Comcast Corp.	60,000	1,972,200
6%, 11/01/32	387	436
FNMA 690305			3.25%, 05/15/22	1,500 M	1,566,180	Gap, Inc.	34,000	1,217,880
5.5%, 03/01/33	6 M	6,801	Newfield Exploration Co.			McDonald's Corp.	17,500	1,566,075
			5.75%, 01/30/22	125 M	137,500
FNMA 748895			Phillips 66			McGraw-Hill Cos., Inc.	35,000	1,792,000
6%, 12/01/33	336 M	377,360	4.3%, 04/01/22(a)	1,500 M	1,636,731	Nike, Inc.	10,000	973,600
FNMA 811311					3,340,411	Omnicom Group, Inc.	45,000	2,311,650
2.147%, 12/01/34	9 M	9,594	Financials 0.5%			Staples, Inc.	35,000	382,200
FNMA 810896
2.273%, 01/01/35	8 M	8,614	Ally Financial, Inc.			Time Warner Cable, Inc.	20,000	1,776,400
FNMA AB0074			5.5%, 02/15/17	750 M	780,847	Time Warner, Inc.	65,000	2,700,750
5%, 02/01/35	1,573 M	1,738,527	Int'l. Lease Finance Corp.			TJX Cos., Inc.	40,000	1,831,600
3.63%, 08/01/35	23 M	24,407				Consumer Staples 7.3%
FNMA 797721			Health Care 0.5%			Altria Group, Inc.	30,000	1,018,800
5.5%, 10/01/35	23 M	25,373	Cigna Corp.
FNMA AB0204			4%, 02/15/22	1,000 M	1,075,913	CVS Caremark Corp.	20,000	911,000
5.5%, 12/01/38	1,659 M	1,833,663	Insurance 0.6%			HJ Heinz Co.	25,000	1,393,000
FNMA AO0308			CNA Financial Corp.			Kellogg Co.	33,420	1,692,723
3.5%, 04/01/42	3,206 M	3,401,384	5.75%, 08/15/21	700 M	806,254	Kraft Foods, Inc.	30,000	1,245,900
		7,426,804	XL Group Ltd.			PepsiCo, Inc.	50,000	3,621,500
Total Federal National			5.75%, 10/01/21	500 M	578,056	Philip Morris Int'l., Inc.	25,000	2,232,500
Mortgage Association		12,127,593			1,384,310	Procter & Gamble Co.	50,000	3,359,500
Government National Mortgage			Media 0.8%			Wal-Mart Stores, Inc.	30,000	2,178,000
Corporation 0.0%			DISH DBS Corp.					17,652,923
Mortgage-Backed Securities:			6.75%, 06/01/21	500 M	535,000
15-Year:			NBCUniversal Media LLC			Energy 8.4%
GNMA 514482			4.375%, 04/01/21	1,000 M	1,130,875	Apache Corp.	10,800	926,100
7.5%, 09/15/14	6 M	5,995	XM Satellite Radio, Inc.			Chevron Corp.	30,000	3,364,800
Total U.S. Government Obligations			7.625%, 11/01/18(a)	125 M	138,750	EOG Resources, Inc.	22,500	2,436,750
(Cost $48,357,173)		48,859,063			1,804,625	ExxonMobil Corp.	60,000	5,238,000
Corporate Bonds 8.7%			Real Estate 0.3%			Marathon Oil Corp.	40,000	1,112,800
Basic Industry 0.9%			Health Care Reality, Inc.
Eastman Chemical Co.			4.95%, 01/15/21	750 M	813,079	Marathon Petroleum Corp.	20,000	1,035,000
3.6%, 08/15/22	1,500 M	1,580,641	Telecommunications 1.1%			McDermott Int'l., Inc.*	50,000	557,000
Int'l. Paper Co.
4.75%, 02/15/22	500 M	563,551	America Movil SAB de CV			Noble Energy, Inc.	20,000	1,758,000
		2,144,192	3.125%, 07/16/22	1,500 M	1,541,301	Schlumberger Ltd.	35,000	2,533,300
						Transocean Ltd.	12,500	612,875

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund
(Unaudited)

Space	Space	Space
Value	Value	Value
Shares	(Note 2)	Shares	(Note 2)	Shares	(Note 2)
Weatherford Int'l. Ltd.*	55,500	$ 652,680	Tyco Int'l. Ltd.	35,000	$ 1,973,300	Germany 0.8%
20,227,305	United Technologies	SAP AG ADR	30,000	$ 1,969,800
Financials 8.7%	Corp.	35,000	2,794,750	Mexico 0.5%
ACE Ltd.	20,000	1,474,600	Verisk Analytics, Inc.*	25,000	1,213,000	America Movil SA de CV
American Express Co.	46,200	2,693,460	19,310,800	ADR	50,000	1,279,500
Bank of America Corp.	75,000	599,250	Information Technology 10.7%	Switzerland 0.2%
Bank of New York Mellon	Accenture PLC	30,000	1,848,000	Novartis AG ADR	10,000	590,100
Corp.	45,000	1,014,300	Activision Blizzard, Inc.	90,000	1,058,400	United Kingdom 0.5%
Chubb Corp.	20,000	1,477,800	Broadcom Corp.	35,000	1,243,550	Diageo PLC ADR	10,000	1,092,200
CME Group, Inc.	15,000	823,500	Check Point Software	Total Foreign Stocks & ADR's
Goldman Sachs Group,	Technologies Ltd.*	34,000	1,567,060	(Cost $4,131,634)	6,247,600
Inc.	11,000	1,162,920	Cisco Systems, Inc.	75,000	1,431,000	Institutional Money Market Funds 2.1%
JPMorgan Chase & Co.	43,670	1,621,904	Dell, Inc.*	110,000	1,164,900	State Street Institutional US
MetLife, Inc.	30,000	1,023,900	EMC Corp.*	80,000	2,103,200	Government Money Market Fund
Morgan Stanley	30,000	450,000	Intel Corp.	50,000	1,241,500	(Cost $5,151,543)	5,151,543	5,151,543
PNC Financial Services	Int'l. Business Machines	Principal
Group, Inc.	12,500	777,000	Corp.	21,437	4,176,999	Amount	Value
The Travelers Cos., Inc.	40,000	2,589,600	KLA-Tencor Corp.	25,000	1,282,750	(M=$1,000)	(Note 2)
Toronto-Dominion Bank	25,000	2,047,000	Microsoft Corp.	112,410	3,464,476	Corporate Short-term Notes 1.4%
US Bancorp	50,000	1,670,500	NetApp, Inc.*	30,000	1,035,600	Chevron Corp.
0.06%, 09/04/12	1,000 M	999,995
Wells Fargo & Co.	50,000	1,701,500	Seagate Technology PLC	20,000	640,200	0.06%, 09/05/12	2,400 M	2,399,984
21,127,234	Texas Instruments, Inc.	60,000	1,742,400
Total Corporate Short-term Notes
Health Care 9.1%	Visa, Inc.	7,500	961,875	(Cost $3,399,979)	3,399,979
Aetna, Inc.	25,000	960,250	Western Union Co.	45,000	792,450
Amgen, Inc.	20,000	1,678,400	25,754,360	Total Investments 99.8%
(Cost $179,751,881)†	240,833,407
Becton Dickinson & Co.	15,000	1,139,700	Materials 2.4%
Bristol-Myers Squibb Co.	60,000	1,980,600	EI Du Pont de Nemours &	Other Assets in Excess of
Celgene Corp.*	12,500	900,500	Co.	40,000	1,990,000	Liabilities 0.2%	430,077
Covidien PLC	20,000	1,121,000	Freeport-McMoRan
Eli Lilly & Co.	20,000	898,200	Copper & Gold, Inc.	60,000	2,166,600	Net Assets 100.0%	$ 241,263,484
Praxair, Inc.	15,000	1,582,500
Forest Laboratories, Inc.*	20,000	693,800	5,739,100
Gilead Sciences, Inc.*	20,000	1,153,800	Telecommunication Services 1.6%	*	Non-income producing.
Johnson & Johnson	40,000	2,697,200	AT&T, Inc.	30,000	1,099,200	†	Cost for federal income tax purposes is $179,751,881.
Medtronic, Inc.	36,200	1,471,892	At August 31, 2012 unrealized appreciation for federal
income tax purposes aggregated $61,081,526 of
Merck & Co., Inc.	42,500	1,829,625	Rogers Communications, Inc.	25,000	1,009,750	which $66,464,654 related to appreciated securities
Pfizer, Inc.	100,000	2,386,000	and $5,383,128 related to depreciated securities.
Stryker Corp.	15,000	798,900	Verizon Communications,Inc.	40,000	1,717,600	(a)	Security exempt from registration under Rule 144A of
3,826,550	the Securities Act of 1933, as amended. These
UnitedHealth Group, Inc.	20,000	1,086,000	securities may be resold in transactions exempt from
Utilities 0.6%
Zimmer Holdings, Inc.	20,000	1,235,600	registration, normally to qualified institutional
22,031,467	Entergy Corp.	20,000	1,361,600	buyers. At August 31, 2012, the market value of rule
Total Domestic Common Stocks	144A securities amounted to $6,248,020 or 2.59% of
Industrials 8.0%	(Cost $96,602,988)	153,555,694	net assets.
Babcock & Wilcox Co.*	25,000	616,750	Domestic Exchange Traded Funds 0.8%	ADR	-	American Depositary Receipt
Boeing Co.	25,000	1,785,000	Financials 0.8%	SPDR	-	Standard & Poor's Depository Receipts
Canadian National	SPDR KBW Regional
Railway Co.	22,500	2,059,650	Banking
Deere & Co.	20,000	1,502,200	(Cost $1,376,516)*	65,000	1,806,350
General Dynamics Corp.	25,000	1,637,750	Foreign Stocks & ADR's 2.6%
General Electric Co.	85,000	1,760,350	Australia 0.6%
Honeywell Int'l., Inc.	45,000	2,630,250	BHP Billiton Ltd. ADR	20,000	1,316,000
Northrop Grumman Corp.	20,000	1,337,800

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	30.3%	Consumer Staples	8.8%
Consumer Discretionary	17.5%	Materials	5.9%
Health Care	11.3%	Energy	5.5%
Industrials	9.3%	Financials	5.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Apple, Inc.	6.4%	Target Corp.	2.6%
Int'l. Business Machines Corp.	4.5%	Express Scripts Holding Co.	2.5%
McDonald's Corp.	2.8%	Microsoft Corp.	2.4%
Dollar General Corp.	2.7%	Union Pacific Corp.	2.3%
Intel Corp.	2.7%	iShares Russell 1000 Growth Index Fund	2.3%
		Total of Net Assets	31.2%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds with the exception of broad Index Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 89.1%			National Oilwell Varco, Inc.	8,200	$ 646,160	Information Technology 29.2%
Consumer Discretionary 17.5%			Schlumberger Ltd.	28,600	2,070,068	ANSYS, Inc.*	15,000	$ 1,045,500
Bed Bath & Beyond, Inc.*	18,700	$ 1,256,079			6,826,714	Apple, Inc.	12,000	7,982,880
CBS Corp.	34,900	1,268,266				Automatic Data
Coach, Inc.	24,500	1,424,185	Financials 5.3%			Processing, Inc.	26,763	1,554,395
			BlackRock, Inc.	9,300	1,640,241	Cognizant Technology
Dollar General Corp.*	65,800	3,360,406	Toronto-Dominion Bank	20,000	1,637,600	Solutions Corp.*	43,000	2,764,040
Dollar Tree, Inc.*	34,300	1,652,231	US Bancorp	47,900	1,600,339	EMC Corp.*	89,700	2,358,213
Home Depot, Inc.	35,000	1,986,250	Wells Fargo & Co.	48,700	1,657,261	Intel Corp.	133,100	3,304,873
McDonald's Corp.	38,300	3,427,467			6,535,441	Int'l. Business Machines
Target Corp.	51,200	3,281,408				Corp.	29,000	5,650,650
Tiffany & Co.	21,200	1,313,340	Health Care 9.2%			Microsoft Corp.	97,200	2,995,704
VF Corp.	3,500	534,380	Covidien PLC	35,500	1,989,775	NetApp, Inc.*	26,200	904,424
Yum! Brands, Inc.	35,000	2,230,200	Express Scripts Holding Co.*	50,200	3,143,524	Oracle Corp.	31,800	1,006,470
		21,734,212	McKesson Corp.	17,700	1,541,847	Qualcomm, Inc.	32,000	1,966,720
Consumer Staples 8.8%			Pfizer, Inc.	103,600	2,471,896	TE Connectivity Ltd.	57,200	2,011,724
Coca-Cola Co.	40,800	1,525,920	Stryker Corp.	44,300	2,359,418	Visa, Inc.	22,100	2,834,325
Colgate-Palmolive Co.	15,000	1,594,650			11,506,460			36,379,918
Ingredion, Inc.	52,400	2,820,692	Industrials 9.3%			Materials 4.3%
Kraft Foods, Inc.	63,700	2,645,461	BE Aerospace, Inc.*	30,000	1,207,800	Airgas, Inc.	14,500	1,204,515
Walgreen Co.	65,000	2,324,400	Emerson Electric Co.	25,900	1,313,648	Freeport-McMoRan
		10,911,123	Illinois Tool Works, Inc.	24,000	1,422,960	Copper & Gold, Inc.	26,600	960,526
Energy 5.5%			Jacobs Engineering			Monsanto Co.	7,300	635,903
Cameron Int'l. Corp.*	12,000	656,520	Group, Inc.*	33,000	1,304,820	Praxair, Inc.	24,000	2,532,000
EQT Corp.	30,000	1,618,800	Precision Castparts Corp.	13,600	2,190,688			5,332,944
						Total Domestic Common Stocks
ExxonMobil Corp.	14,100	1,230,930	Union Pacific Corp.	24,000	2,914,560	(Cost $74,211,667)		110,791,772
FMC Technologies, Inc.*	12,900	604,236	United Parcel Service, Inc.	16,400	1,210,484
					11,564,960

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)

Space
Value
Shares	(Note 2)
Domestic Exchange Traded Funds 3.9%
Index 2.3%
iShares Russell 1000
Growth Index Fund*	43,100	$ 2,845,031
Materials 1.6%
SPDR Gold Trust*	12,400	2,036,328
Total Domestic Exchange Traded
Funds
(Cost $3,702,082)	4,881,359
Foreign Stocks & ADR's 3.2%
Germany 1.1%
SAP AG ADR	21,000	1,378,860
Switzerland 1.0%
Roche Holding AG ADR	28,300	1,286,094
United Kingdom 1.1%
Shire Ltd. ADR	14,600	1,321,884
Total Foreign Stocks & ADR's
(Cost $3,498,358)	3,986,838
Institutional Money Market Funds 0.5%
State Street Institutional US
Government Money Market Fund
(Cost $655,844)	655,844	655,844
Principal
Amount	Value
(M=$1,000)	(Note 2)
U.S. Government Obligations 4.0%
Federal Home Loan Bank 4.0%
Agency Discount Notes:
0.07%, 09/05/12	2,500 M	2,499,980
0.08%, 09/12/12	2,500 M	2,499,939
Total U.S. Government
Obligations
(Cost $4,999,919)	4,999,919
Total Investments 100.7%
(Cost $87,067,870)†	125,315,732

Excess of Liabilities Over
Other Assets (0.7)%	(887,568)

Net Assets 100.0%	$ 124,428,164

*	Non-income producing.
†	Cost for federal income tax purposes is $87,067,870.
At August 31, 2012 unrealized appreciation for federal
income tax purposes aggregated $38,247,862 of
which $39,050,575 related to appreciated securities
and $802,713 related to depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.3%	Industrials	11.3%
Financials	13.6%	Consumer Staples	9.2%
Health Care	13.3%	Materials	3.6%
Consumer Discretionary	11.9%	Telecommunication Services	3.0%
Energy	11.6%	Utilities	0.5%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.5%	Microsoft Corp.	1.6%
Int'l. Business Machines Corp.	2.1%	PepsiCo, Inc.	1.5%
United Technologies Corp.	1.7%	Johnson & Johnson	1.5%
Chevron Corp.	1.7%	Time Warner, Inc.	1.4%
Procter & Gamble Co.	1.7%	Honeywell Int'l., Inc.	1.4%
		Total of Net Assets	17.1%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.4%			PepsiCo, Inc.	375,000	$ 27,161,250	Chubb Corp.	225,000	$ 16,625,250
Consumer Discretionary 11.9%			Philip Morris Int'l., Inc.	200,000	17,860,000	CME Group, Inc.	200,000	10,980,000
Comcast Corp.	600,000	$ 19,722,000				Goldman Sachs
			Procter & Gamble Co.	450,000	30,235,500	Group, Inc.	165,000	17,443,800
Darden Restaurants, Inc.	200,000	10,390,000	Wal-Mart Stores, Inc.	250,000	18,150,000	JPMorgan Chase &
Gap, Inc.	400,000	14,328,000			158,392,300	Co.	500,000	18,570,000
Home Depot, Inc.	130,000	7,377,500	Energy 11.6%			MetLife, Inc.	628,000	21,433,640
Lear Corp.	300,000	11,649,000	Apache Corp.	165,000	14,148,750	Morgan Stanley	625,000	9,375,000
McDonald's Corp.	170,000	15,213,300	Chevron Corp.	275,000	30,844,000	PNC Financial Services Group, Inc.	225,000	13,986,000
McGraw-Hill Cos., Inc.	345,000	17,664,000	EOG Resources, Inc.	115,000	12,454,500
Nike, Inc.	75,000	7,302,000	ExxonMobil Corp.	515,000	44,959,500	The Travelers Cos., Inc.	300,000	19,422,000
Nordstrom, Inc.	250,000	14,457,500	Marathon Oil Corp.	550,000	15,301,000	Toronto-Dominion
Omnicom Group, Inc.	325,000	16,695,250	Marathon Petroleum Corp.	300,000	15,525,000	Bank	185,000	15,147,800
Staples, Inc.	650,000	7,098,000				US Bancorp	525,000	17,540,250
Time Warner Cable,			McDermott Int'l., Inc.*	850,000	9,469,000	Wells Fargo & Co.	625,000	21,268,750
Inc.	190,691	16,937,174	Noble Energy, Inc.	275,000	24,172,500			234,914,136
Time Warner, Inc.	625,000	25,968,750	Schlumberger Ltd.	325,000	23,523,500	Health Care 12.6%
TJX Cos., Inc.	350,000	16,026,500	Transocean Ltd.	200,000	9,806,000	Aetna, Inc.	150,000	5,761,500
TRW Automotive			Weatherford Int'l. Ltd.*	840,000	9,878,400	Amgen, Inc.	200,000	16,784,000
Holdings Corp.*	350,000	15,298,500			210,082,150	Becton Dickinson & Co.	200,000	15,196,000
		216,127,474
Consumer Staples 8.7%			Financials 12.9%
Altria Group, Inc.	225,000	7,641,000	ACE Ltd.	240,000	17,695,200	Bristol-Myers Squibb Co.	375,000	12,378,750
CVS Caremark Corp.	341,000	15,532,550	American Express Co.	300,000	17,490,000	Celgene Corp.*	75,000	5,403,000
HJ Heinz Co.	250,000	13,930,000	Bank of America Corp.	975,400	7,793,446	Covidien PLC	263,500	14,769,175
Kellogg Co.	325,000	16,461,250	Bank of New York Mellon Corp.	450,000	10,143,000	Eli Lilly & Co.	225,000	10,104,750
Kraft Foods, Inc.	275,000	11,420,750

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)

		Value			Value		Amount	Value
	Shares	(Note 2)		Shares	(Note 2)		(M=$1,000)	(Note 2)
			Seagate Technology			Corporate Short-term Notes 1.9%
Forest Laboratories, Inc.*	200,000	$ 6,938,000	PLC	214,200	$ 6,856,542	Chevron Corp.
Gilead Sciences, Inc.*	175,000	10,095,750	Synopsys, Inc.*	450,000	14,863,500	0.07%, 09/04/12	10,000 M	$ 9,999,942
Johnson & Johnson	400,000	26,972,000	Texas Instruments,			Colgate Palmolive Co.
Medtronic, Inc.	400,000	16,264,000	Inc.	650,000	18,876,000	0.09%, 09/25/12	10,000 M	9,999,400
Merck & Co., Inc.	450,000	19,372,500	Visa, Inc.	75,000	9,618,750	Johnson & Johnson
Pfizer, Inc.	975,000	23,263,500	Western Union Co.	928,400	16,349,124	0.06%, 09/24/12	1,800 M	1,799,931
					306,313,584	Nestle Capital Corp.
Stryker Corp.	308,000	16,404,080	Materials 2.8%			0.02%, 09/05/12	2,500 M	2,499,994
UnitedHealth Group, Inc.	275,000	14,932,500	EI Du Pont de Nemours & Co.	340,000	16,915,000	Toyota Motor Credit Corp.
Zimmer Holdings, Inc.	225,000	13,900,500				0.08%, 09/11/12	10,000 M	9,999,778
		228,540,005	Freeport-McMoRan
			Copper & Gold, Inc.	575,000	20,763,250	Total Corporate Short-term Notes
						(Cost $34,299,045)		34,299,045
Industrials 11.3%			Praxair, Inc.	115,000	12,132,500
Babcock & Wilcox Co.*	350,000	8,634,500			49,810,750	U.S. Government Obligations 1.6%
Boeing Co.	250,000	17,850,000	Telecommunication Services 2.2%			U.S. Government
Canadian National Railway Co.	160,700	14,710,478	AT&T, Inc.	250,000	9,160,000	Agency Obligations 0.5%
Deere & Co.	175,000	13,144,250	Rogers Communications, Inc.	350,000	14,136,500	Federal Home Loan Bank 0.5%
General Dynamics Corp.	200,000	13,102,000				Agency Discount Notes:
						0.02%, 09/04/12	10,000 M	9,999,983
General Electric Co.	999,300	20,695,503	Verizon Communications, Inc.	400,000	17,176,000
						U.S. Treasury
Honeywell Int'l., Inc.	425,000	24,841,250			40,472,500	Obligations 1.1%
L-3 Communications			Utilities 0.5%			U.S. Treasury Bill
Holdings, Inc.	125,000	8,780,000	Entergy Corp.	125,000	8,510,000	0.08%, 09/13/12	10,000 M	9,999,734
Northrop Grumman			Total Domestic Common Stocks
Corp.	150,000	10,033,500	(Cost $1,126,062,529)		1,658,902,380	U.S. Treasury Bill
Tyco Int'l. Ltd.	250,000	14,095,000	Domestic Exchange Traded Funds 0.7%			0.10%, 09/06/12	10,000 M	9,999,861
						Total U.S. Government Obligations
Union Pacific Corp.	100,000	12,144,000	Financials 0.7%			(Cost $29,999,578)		29,999,578
United Technologies			SPDR KBW Regional			Total Investments 100.3%
Corp.	400,000	31,940,000	Banking*			(Cost $1,267,074,739)†		1,821,296,111
Verisk Analytics, Inc.*	325,000	15,769,000	(Cost $9,533,363)	450,000	12,505,500
		205,739,481	Foreign Stocks & ADR's 4.2%			Excess of Liabilities Over
Information Technology 16.9%			Australia 0.8%			Other Assets (0.3)%		(4,952,584)
Accenture PLC	300,000	18,480,000	BHP Billiton Ltd. ADR	225,000	14,805,000	Net Assets 100.0%		$ 1,816,343,527
Activision Blizzard, Inc.	780,900	9,183,384	Germany 0.9%
			SAP AG ADR	238,800	15,679,608	*	Non-income producing.
Altera Corp.	350,000	13,065,500
Broadcom Corp.	280,000	9,948,400	Mexico 0.8%			†	Cost for federal income tax purposes is
			America Movil SA de			$1,267,074,739. At August 31, 2012 unrealized
Check Point Software			CV ADR	550,000	14,074,500	appreciation for federal income tax purposes
Technologies Ltd.*	350,000	16,131,500				aggregated $554,221,372 of which $578,934,359
Cisco Systems, Inc.	652,300	12,445,884	Netherlands 0.5%			related to appreciated securities and $24,712,987
			ASML Holding NV *	155,000	8,799,350	related to depreciated securities.
Dell, Inc.*	1,150,000	12,178,500				ADR	- American Depositary Receipt
EMC Corp.*	700,000	18,403,000	Switzerland 0.7%			SPDR	- Standard & Poor's Depository Receipts
Intel Corp.	400,000	9,932,000	Novartis AG ADR	225,000	13,277,250
Int'l. Business			United Kingdom 0.5%
Machines Corp.	200,000	38,970,000	Diageo PLC ADR	85,000	9,283,700
Juniper Networks,			Total Foreign Stocks & ADR's
Inc.*	525,000	9,156,000	(Cost $57,510,024)		75,919,408
KLA-Tencor Corp.	200,000	10,262,000	Institutional Money Market Funds 0.5%
Microsoft Corp.	925,000	28,508,500	State Street Institutional US
			Government Money Market Fund
NetApp, Inc.*	500,000	17,260,000	(Cost $9,670,200)	9,670,200	9,670,200
Oracle Corp.	500,000	15,825,000

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
Fund Profile
at August 31, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	36.9%
Corporate Bonds	26.1%
U.S. Government Obligations	24.8%
Foreign Stocks & ADR's	4.2%
Commercial Mortgage-Backed Securities	0.3%
Domestic Exchange Traded Funds	0.1%
Cash and Other	7.6%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.0%	FHLMC G08500	3.50%	07/01/42	5.8%
Int'l. Business Machines Corp.	0.8%	FNMA AO0484	3.00%	09/01/27	4.8%
Johnson & Johnson	0.8%	FHLMC C09000	3.50%	06/01/42	3.1%
Procter & Gamble Co.	0.7%	FNMA POOL AO0423	3.00%	08/01/42	2.9%
PepsiCo, Inc.	0.7%	Phillips 66	4.30%	04/01/22	1.1%
United Technologies Corp.	0.6%	FHLMC J15139	4.00%	05/01/26	1.1%
Microsoft Corp.	0.6%	General Electric Capital Corp.	4.625%	01/07/21	1.0%
Pfizer, Inc.	0.6%	Ford Motor Credit Co LLC	5.875%	08/02/21	1.0%
Merck & Co., Inc.	0.6%	American Int'l. Group, Inc.	4.875%	06/01/22	1.0%
Schlumberger Ltd.	0.6%	Weatherford Int'l. Ltd	5.125%	09/15/20	1.0%
Total of Net Assets	7.0%	Total of Net Assets			22.8%

Average Effective Duration (for all Fixed Income Holdings) 6.0 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 24.8%			FHLMC C09000			30-Year:
U.S. Government Agency			3.5%, 06/01/42	6,455 M	$ 6,853,113	FNMA AB0204
Obligations 24.8%			FHLMC G08500			5.5%, 12/01/38	1,659 M	$ 1,833,663
			3.5%, 07/01/42	11,963 M	12,700,147	FNMA AJ7689
Federal Home Loan Bank 2.7%			FHLMC C09007			4%, 12/01/41	1,772 M	1,902,750
Agency Discount Notes:			3.5%, 08/01/42	2,000 M	2,123,286
0.001%, 09/04/12	6,000 M	$ 6,000,000			24,276,808	FNMA POOL AO0423
						3%, 08/01/42	5,999 M	6,229,666
Federal Home Loan Mortgage			Total Federal Home Loan Mortgage					9,966,079
Corporation 12.2%			Corporation		26,622,961	Total Federal National Mortgage
Mortgage-Backed Securities:			Federal National Mortgage			Association		21,500,366
15-Year:			Association 9.9%			Total U.S. Government Obligations
FHLMC J15139			Mortgage-Backed Securities:			(Cost $53,769,192)		54,123,327
4%, 05/01/26	2,198 M	2,346,153	20-Year:			Corporate Bonds 26.1%
30-Year:			FNMA AO0484			Basic Industry 1.9%
FGLMC A79255			3%, 09/01/27	10,000 M	10,570,739	Eastman Chemical Co.
5%, 11/01/37	1,194 M	1,298,550	25-Year:			3.6%, 08/15/22	2,000 M	2,107,522
FGLMC C03764			FNMA 735703			FMG Resources August 2006 Pty Ltd.
3.5%, 02/01/42	1,222 M	1,301,712	5%, 04/01/29	874 M	963,548	6.875%, 04/01/22(a)	1,000 M	923,750

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

Principal				Principal				Space
Amount		Value		Amount	Value			Value
(M=$1,000)		(Note 2)	(M=$1,000)		(Note 2)		Shares	(Note 2)

Reynolds Group Issuer, Inc.			Goldman Sachs Group, Inc.			Time Warner, Inc.	25,000	$ 1,038,750
6.875%, 02/15/21	1,000 M	$ 1,087,500	5.75%, 01/24/22	1,000 M	$ 1,105,487	TRW Automotive
		4,118,772	JPMorgan Chase & Co			Holdings Corp.*	15,000	655,650
Capital Goods 2.0%			4.5%, 01/24/22	1,250 M	1,390,747			8,882,625
General Electric Capital Corp.					6,277,207	Consumer Staples 4.0%
4.625%, 01/07/21	2,000 M	2,263,746	Insurance 1.0%			Altria Group, Inc.	20,000	679,200
United Technologies Corp.			American Int'l. Group, Inc.			CVS Caremark Corp.	19,000	865,450
3.1%, 06/01/22	2,000 M	2,132,152	4.875%, 06/01/22	2,000 M	2,184,204
		4,395,898				HJ Heinz Co.	12,500	696,500
			Media 3.4%			Kellogg Co.	17,500	886,375
Consumer Cyclical 2.0%			CBS Corp.
Chrysler Group LLC			3.375%, 03/01/22	2,000 M	2,081,970	Kraft Foods, Inc.	20,000	830,600
8.25%, 06/15/21	1,000 M	1,060,000	Comcast Corp.			PepsiCo, Inc.	20,000	1,448,600
Ford Motor Credit Co LLC			3.125%, 07/15/22	2,000 M	2,093,040	Philip Morris Int'l., Inc.	10,000	893,000
5.875%, 08/02/21	2,000 M	2,212,688	DIRECTV Holdings LLC			Procter & Gamble Co.	22,500	1,511,775
Ltd Brands, Inc.			3.8%, 03/15/22	2,000 M	2,070,052	Wal-Mart Stores, Inc.	12,500	907,500
5.625%, 02/15/22	1,000 M	1,057,500	Time Warner, Inc.					8,719,000
		4,330,188	3.4%, 06/15/22	1,000 M	1,053,860	Energy 4.7%
Consumer Non-Cyclical 4.4%			XM Satellite Radio, Inc.
Altria Group, Inc.			7.625%, 11/01/18(a)	125 M	138,750	Apache Corp.	10,000	857,500
2.85%, 08/09/22	1,250 M	1,248,160			7,437,672	Cameco Corp.	10,000	218,600
Anheuser-Busch InBev Worldwide, Inc.			Telecommunications 2.2%			Chevron Corp.	10,000	1,121,600
2.5%, 07/15/22	2,000 M	2,035,606	America Movil SAB de CV			ConocoPhillips	10,000	567,900
Constellation Brands, Inc.			3.125%, 07/16/22	2,000 M	2,055,068	EOG Resources, Inc.	5,000	541,500
4.625%, 03/01/23	1,000 M	1,022,500	Ericsson LM			ExxonMobil Corp.	25,000	2,182,500
Kraft Foods Group, Inc.			4.125%, 05/15/22	2,000 M	2,039,652
3.5%, 06/06/22(a)	2,000 M	2,122,708	Virgin Media Finance PLC			Marathon Oil Corp.	30,000	834,600
Pernod Ricard SA			5.25%, 02/15/22	750 M	789,375	Marathon Petroleum
4.45%, 01/15/22(a)	1,000 M	1,080,442			4,884,095	Corp.	10,000	517,500
SABMiller Holdings, Inc.			Transportation 0.9%			McDermott Int'l., Inc.*	30,000	334,200
3.75%, 01/15/22(a)	2,000 M	2,173,106	Burlington Northern Santa Fe LLC			Noble Energy, Inc.	10,000	879,000
		9,682,522	3.05%, 09/01/22	1,000 M	1,033,528	Schlumberger Ltd.	17,500	1,266,650
Energy 5.4%			Penske Truck Leasing Co Lp			Transocean Ltd.	10,000	490,300
Access Midstream Partners LP			2.5%, 07/11/14(a)	1,000 M	1,008,957	Ultra Petroleum Corp.*	10,000	205,600
6.125%, 07/15/22	150 M	156,375			2,042,485	Weatherford Int'l. Ltd.*	19,800	232,848
Devon Energy Corp.			Total Corporate Bonds					10,250,298
3.25%, 05/15/22	2,000 M	2,088,240	(Cost $56,502,934)		57,098,843
Energy Transfer Partners LP			Commercial Mortgage-Backed Securities 0.3%			Financials 4.9%
5.2%, 02/01/22	1,000 M	1,102,749	GSMS 07-GG10 A4			ACE Ltd.	10,000	737,300
Halliburton Co.			5.9833%, 08/10/45			American Express Co.	15,000	874,500
3.25%, 11/15/21	1,000 M	1,082,524	(Cost $762,190)	700 M	794,700	Bank of New York
Newfield Exploration Co.					Space	Mellon Corp.	30,000	676,200
5.625%, 07/01/24	1,500 M	1,629,375			Value	Chubb Corp.	10,000	738,900
Phillips 66				Shares	(Note 2)	CME Group, Inc.	9,500	521,550
4.3%, 04/01/22(a)	2,250 M	2,455,097	Domestic Common Stocks 36.9%			Goldman Sachs Group, Inc.	7,500	792,900
Rowan Cos, Inc.
4.875%, 06/01/22	1,000 M	1,054,978	Consumer Discretionary 4.1%
Weatherford Int'l. Ltd			Comcast Corp.	30,000	986,100	JPMorgan Chase & Co.	28,000	1,039,920
5.125%, 09/15/20	2,000 M	2,176,462	Darden Restaurants, Inc.	12,500	649,375	MetLife, Inc.	25,000	853,250
		11,745,800	Gap, Inc.	30,000	1,074,600	Morgan Stanley	25,000	375,000
Financials 2.9%			McDonald's Corp.	7,500	671,175	PNC Financial Services Group, Inc.	7,500	466,200
Ally Financial, Inc.			McGraw-Hill Cos., Inc.	20,000	1,024,000
5.5%, 02/15/17	1,000 M	1,041,129	Omnicom Group, Inc.	17,500	898,975	The Travelers Cos., Inc.	15,000	971,100
Bank of America Corp.			Staples, Inc.	32,500	354,900	Toronto-Dominion Bank	10,000	818,800
5.7%, 01/24/22	1,250 M	1,416,191	Target Corp.	10,000	640,900	US Bancorp	27,500	918,775
Citigroup, Inc.						Wells Fargo & Co.	30,000	1,020,900
4.5%, 01/14/22	1,250 M	1,323,653	Time Warner Cable, Inc.	10,000	888,200			10,805,295

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Health Care 5.1%			Microchip Technology, Inc.	12,500	$ 434,375	Germany 0.1%
Abbott Laboratories	5,000	$ 327,700
Aetna, Inc.	12,500	480,125	Microsoft Corp.	45,000	1,386,900	Fresenius SE & Co KGaA (b)	2,500	$ 266,457
Amgen, Inc.	8,000	671,360	NetApp, Inc.*	20,000	690,400	Hong Kong 0.3%
Becton Dickinson & Co.	10,000	759,800	Oracle Corp.	22,500	712,125	Cheung Kong Holdings
Bristol-Myers Squibb Co.	20,000	660,200	Texas Instruments, Inc.	33,000	958,320	Ltd. (b)	25,000	341,983
Covidien PLC	13,800	773,490	Visa, Inc.	2,500	320,625	Hang Lung Properties Ltd. (b)	70,000	239,389
Eli Lilly & Co.	14,000	628,740	Western Union Co.	55,000	968,550			581,372
Gilead Sciences, Inc.*	10,000	576,900			14,132,190	India 0.1%
Johnson & Johnson	25,000	1,685,750	Materials 1.3%			Housing Development
Medtronic, Inc.	20,000	813,200	EI Du Pont de Nemours & Co.	20,000	995,000	Finance Corp. (b)	16,000	210,628
Merck & Co., Inc.	30,000	1,291,500				Ireland 0.1%
Pfizer, Inc.	55,000	1,312,300	Freeport-McMoRan Copper & Gold, Inc.	25,000	902,750	WPP PLC (b)	23,000	298,000
Stryker Corp.	15,100	804,226	Potash Corp. of			Israel 0.1%
Zimmer Holdings, Inc.	7,500	463,350	Saskatchewan, Inc.	10,000	410,700	Teva Pharmaceutical
		11,248,641	Praxair, Inc.	5,000	527,500	Industries Ltd. ADR	5,000	197,900
Industrials 5.1%					2,835,950	Japan 0.5%
Babcock & Wilcox Co.*	15,000	370,050	Telecommunication Services 1.0%			FANUC Corp. (b)	1,600	262,898
Boeing Co.	12,500	892,500	AT&T, Inc.	12,500	458,000	Mitsubishi Corp. (b)	12,000	222,190
Canadian National			Rogers Communications,			Nidec Corp. (b)	3,000	237,370
Railway Co.	7,500	686,550	Inc.	20,000	807,800	Pigeon Corp. (b)	6,000	283,222
Deere & Co.	15,000	1,126,650	Verizon					1,005,680
			Communications, Inc.	20,000	858,800
General Dynamics Corp.	10,000	655,100			2,124,600	Macau 0.1%
General Electric Co.	60,000	1,242,600				Sands China Ltd. (b)	52,000	185,150
Honeywell Int'l., Inc.	17,500	1,022,875	Utilities 0.2%			Netherlands 0.1%
			Entergy Corp.	7,500	510,600
L-3 Communications			Total Domestic Common Stocks			ASML Holding NV *	4,000	227,080
Holdings, Inc.	10,000	702,400	(Cost $69,714,295)		80,566,259	Ziggo NV *(b)	2,200	68,735
Northrop Grumman			Domestic Exchange Traded Funds 0.1%					295,815
Corp.	15,000	1,003,350	Index 0.1%			Singapore 0.2%
Tyco Int'l. Ltd.	17,500	986,650	iShares MSCI EAFE Index			Singapore Technologies
Union Pacific Corp.	4,000	485,760	Fund*	3,000	154,800	Engineering Ltd. (b)	150,000	410,784
United Technologies			iShares MSCI Emerging			South Africa 0.2%
Corp.	17,500	1,397,375	Markets Index Fund*	3,000	117,840	MTN Group Ltd. (b)	20,000	372,878
Verisk Analytics, Inc.*	10,000	485,200	Total Domestic Exchange Traded
		11,057,060	Funds			South Korea 0.3%
Information Technology 6.5%			(Cost $277,592)		272,640	Hyundai Motor Co. *(b)	1,000	212,970
Accenture PLC	16,000	985,600	Foreign Stocks & ADR's 4.2%			Samsung Electronics Co Ltd. (b)	300	327,385
Activision Blizzard, Inc.	50,000	588,000	Australia 0.1%					540,355
Altera Corp.	15,000	559,950	Newcrest Mining Ltd. (b)	10,000	258,855	Switzerland 0.8%
Broadcom Corp.	15,000	532,950	China 0.2%			Credit Suisse Group (b)	10,000	192,695
Check Point Software			Baidu, Inc. ADR*	2,500	278,600	Informa PLC (b)	50,000	322,462
Technologies Ltd.*	15,000	691,350	China Shenhua Energy			Nestle SA (b)	4,000	248,494
Cisco Systems, Inc.	40,000	763,200	Co Ltd. (b)	55,000	201,541	Novartis AG ADR	12,000	708,120
Dell, Inc.*	50,000	529,500			480,141	Roche Holding AG (b)	2,000	363,587
EMC Corp.*	17,500	460,075	France 0.2%					1,835,358
Intel Corp.	30,000	744,900	Danone SA (b)	4,000	249,040	Taiwan 0.1%
Int'l. Business Machines			LVMH Moet Hennessy			Chunghwa Telecom Co
Corp.	9,000	1,753,650	Louis Vuitton SA (b)	1,600	260,698	Ltd. ADR	1,500	45,060
Juniper Networks, Inc.*	25,000	436,000			509,738	Hiwin Technologies
KLA-Tencor Corp.	12,000	615,720				Corp. (b)	15,750	114,326
								159,386

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
		Space
		Value
	Shares	(Note 2)
United Kingdom 0.7%
BG Group PLC (b)	15,000	$ 306,754
Hunting PLC (b)	8,000	101,142
Standard Chartered PLC (b)	12,000	265,053
Tesco PLC (b)	80,000	427,239
Vodafone Group PLC ADR	11,000	318,120
		1,418,308
Total Foreign Stocks & ADR's
(Cost $8,477,103)		9,026,805
Institutional Money Market Funds 6.0%
State Street Institutional US
Government Money Market Fund
(Cost $13,199,273)	13,199,273	13,199,273
Total Investments 98.4%
(Cost $202,702,579)†		215,081,847

Other Assets in Excess of
Liabilities 1.6%		3,444,169

Net Assets 100.0%		$ 218,526,016

*	Non-income producing.

†	Cost for federal income tax purposes is $202,702,579.
At August 31, 2012 unrealized appreciation for federal
income tax purposes aggregated $12,379,268 of
which $16,014,783 related to appreciated securities
and $3,635,515 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of
the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration, normally to qualified institutional
buyers. At August 31, 2012, the market value of rule
144A securities amounted to $9,902,810 or 4.53% of
net assets.

(b) - Fair valued.
ADR	- American Depositary Receipt

At August 31, 2012, the following futures contracts were outstanding with $26,628 in cash segregated with the broker for margin maintenance purposes:

Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 30 U.S. Treasury 30-Year Bond futures contracts	9/12	4,490,000	$ (25,000)
Net payments of variation margin and/or brokerage fees			-
Variation margin payable on open futures contracts			$ (25,000)

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund

Fund Profile (Unaudited)
at August 31, 2012
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Gwinnett County School District	5.00%	02/01/24	10.5%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	6.4%
Columbia County, GA	5.00%	04/01/17	7.9%
County of Forsyth, GA	5.00%	03/01/22	6.7%	Paulding County School District, GA	5.00%	02/01/21	6.4%
Houston County Hospital Auth.	5.25%	10/01/16	6.7%	Paulding County, GA	5.00%	02/01/21	6.0%
Georgia State Road & Tollway Auth.	5.00%	06/01/18	6.5%	County of Gilmer, GA	5.00%	04/01/20	6.0%
				Cobb-Marietta Coliseum & Exhibit Hall	5.00%	01/01/15	5.7%
				Total of Net Assets			68.8%

Average Effective Duration (for all Fixed Income Holdings) 5.5 years**

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at August 31, 2012 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
Municipal Bonds 94.5%			Newton County School District, GA
			5%, 02/01/15	700 M	$ 720,482
Georgia 94.5%			Paulding County School District, GA
City of Columbus, GA			5%, 02/01/21	1,000 M	1,201,110
5%, 05/01/20	750 M $	902,430	Paulding County, GA
Cobb County Hospital Auth.			5%, 02/01/21	1,000 M	1,137,580
5.25%, 04/01/15	450 M	472,522	Winder-Barrow Industrial Building Authority
Cobb County Kennestone Hospital Auth.			4%, 12/01/21	215 M	244,522
5.25%, 04/01/20	500 M	595,040
5.25%, 04/01/21	500 M	587,870	Total Municipal Bonds
			(Cost $16,049,572)		17,773,260
Cobb-Marietta Coliseum & Exhibit Hall
5%, 01/01/15	1,000 M	1,063,630			Space
Columbia County, GA					Value
5%, 04/01/17	1,250 M	1,489,437		Shares	(Note 2)
Commerce School District			Institutional Money Market Funds 4.5%
5%, 08/01/21	250 M	311,813	BlackRock Liquidity Funds
County of Forsyth, GA			MuniFund Portfolio	400,000	400,000
5%, 03/01/22	1,045 M	1,270,250	State Street Institutional
County of Gilmer, GA			US Government Money
5%, 04/01/20	1,000 M	1,130,840	Market Fund	454,950	454,950
Georgia State Road & Tollway Auth.			(Cost $854,950)		854,950
5%, 06/01/18	1,000 M	1,218,070	Total Investments 99.0%
Gwinnett County School District			(Cost $16,904,522)†		18,628,210
5%, 02/01/24	1,500 M	1,972,875	Other Assets in Excess of
Houston County Hospital Auth.			Liabilities 1.0%		185,593
5.25%, 10/01/16	1,100 M	1,258,499
Jackson County School District, GA			Net Assets 100.0%		$ 18,813,803
5%, 03/01/16	500 M	558,825
Madison County School District/GA
5%, 02/01/24	345 M	429,625	† Cost for federal income tax purposes is $16,904,522.
Municipal Electric Auth. of Georgia			At August 31, 2012 unrealized appreciation for federal
5.25%, 01/01/19	1,000 M	1,207,840	income tax purposes aggregated $1,723,688 of which
			$1,723,688 related to appreciated securities and none
			related to depreciated securities.

	The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)
Fund Profile
at August 31, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			19.9%	4 yrs. to 5.99 yrs.			26.4%
1 yr. to 2.99 yrs.			23.9%	6 yrs. to 7.99 yrs.			8.2%
3 yrs. to 3.99 yrs.			14.2%	8 yrs. and over			7.5%
Average Effective Duration (for all Fixed Income Holdings) 3.5 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA AO0308	3.50%	04/01/42	4.4%	FNMA AB0204	5.50%	12/01/38	3.9%
FNMA 932848	4.00%	12/01/40	4.2%	FHLMC C09007	3.50%	08/01/42	3.8%
FNMA AO0484	3.00%	09/01/27	4.1%	FHLMC J15139	4.00%	05/01/26	3.6%
FNMA 889657	4.50%	09/01/37	4.0%	FHLMC G08500	3.50%	07/01/42	3.6%
FNMA AJ4048	4.00%	10/01/41	4.0%	FHLMC C09004	3.50%	07/01/42	3.4%
				Total of Net Assets			39.0%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 96.3%			30-Year:			FNR 10-47 JB
U.S. Government			FHLMC 170141			5%, 05/25/30	12,200 M	$ 14,454,212
Agency Obligations			11%, 09/01/15	142	$ 147	FNR 03-32 BZ
96.3%			FHLMC 170147			6%, 11/25/32	1,106 M	1,276,685
Federal Home Loan Bank 4.7%			11%, 11/01/15	448	495	FNR 10-97 UY
Agency Discount Notes:			FHLMC 360017			4.5%, 05/25/40	10,917 M	12,574,432
0.001%, 09/04/12	50,000 M	$ 49,999,996	11%, 11/01/17	141	159	FNR 10-44 PM
Federal Home Loan Mortgage			FHLMC A64971			5%, 05/25/40	12,286 M	14,351,811
Corporation 29.1%			5.5%, 08/01/37	42 M	46,012	FNR 10-97 PY
Collateralized Mortgage Obligations:			FGLMC C03764			4.5%, 09/25/40	15,000 M	17,457,915
FHR 3814 B			3.5%, 02/01/42	24,433 M	26,034,232	FNR 11-63 JY
3%, 02/15/26	10,000 M	10,662,460	FHLMC C09000			4.5%, 05/25/41	28,211 M	32,186,715
FHR 3949 MK			3.5%, 06/01/42	6,455 M	6,853,113			113,739,647
4.5%, 10/15/34	17,000 M	19,155,235	FHLMC G08500			Mortgage-Backed Securities:
FHR 3242 QC			3.5%, 07/01/42	35,599 M	37,793,861	15-Year:
5.5%, 01/15/35	10,288 M	11,135,268	FHLMC C09004			FNMA AP4509
FHR 3046 NE			3.5%, 07/01/42	34,214 M	36,323,058	3%, 09/01/27	32,681 M	34,545,981
5.5%, 10/15/35	12,000 M	14,678,820	FHLMC C09007			20-Year:
			3.5%, 08/01/42	38,000 M	40,342,442
FHR 3804 PW					147,393,519	FNMA 252206
4.5%, 03/15/40	15,500 M	17,639,395	Total Federal Home			6%, 01/01/19	14 M	15,003
FHR 3946 QL			Loan Mortgage			FNMA 758564
4.5%, 05/15/41	28,761 M	33,818,414	Corporation		307,958,672	6%, 09/01/24	306 M	337,885
FHR 3893 KW			Federal National Mortgage			FNMA AO0484
4.5%, 07/15/41	13,250 M	15,155,059	Association 62.5%			3%, 09/01/27	41,292 M	43,649,149
		122,244,651	Collateralized Mortgage Obligations:			FNMA MA0427
Mortgage-Backed Securities:			FNR 10-52 VB			4%, 05/01/30	15,684 M	16,956,928
15-Year:			4.5%, 03/25/28	8,935 M	9,764,374	FNMA AD8193
FHLMC J15139			FNR 09-36 HX			4%, 09/01/30	21,991 M	23,775,841
4%, 05/01/26	35,905 M	38,320,502	4.5%, 06/25/29	10,313 M	11,673,503

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA AE3325			30-Year:
4%, 10/01/30	31,238 M $	33,773,926	GNMA 506805
		118,508,732	6.5%, 06/15/29	156 M	$ 183,433
25-Year:			Total Government National
			Mortgage Corporation		401,633
FNMA 251808			Total U.S. Government Obligations
10%, 04/01/18	13 M	13,350	(Cost $1,008,325,974)		1,020,551,819
FNMA 735703
5%, 04/01/29	11,748 M	12,950,095			Space
		12,963,445			Value
30-Year:				Shares	(Note 2)
FNMA 426830			Institutional Money Market Funds 1.4%
8%, 11/01/24	23 M	24,114	State Street Institutional US
FNMA 738887			Government Money Market Fund
5.5%, 10/01/33	448 M	495,113	(Cost $14,408,721)	14,408,721	14,408,721
			Total Investments 97.7%
FNMA 748895			(Cost $1,022,734,695)†		1,034,960,540
6%, 12/01/33	336 M	377,317
FNMA AB0074			Other Assets in Excess of
5%, 02/01/35	28,319 M	31,293,487	Liabilities 2.3%		24,749,781
FNMA 881279
5%, 11/01/36	1,774 M	1,957,457	Net Assets 100.0%		$ 1,059,710,321
FNMA 889657
4.5%, 09/01/37	39,117 M	42,531,536	† Cost for federal income tax purposes is
FNMA AB0204			$1,022,734,695. At August 31, 2012 unrealized
5.5%, 12/01/38	37,428 M	41,372,004	appreciation for federal income tax purposes
FNMA 931533			aggregated $12,225,845 of which $12,226,820 related
4.5%, 07/01/39	6,223 M	6,845,012	to appreciated securities and $975 related to
FNMA 931535			depreciated securities.
5.5%, 07/01/39	4,439 M	4,959,625
FNMA 932848
4%, 12/01/40	41,108 M	44,136,994
FNMA AB2089
4%, 01/01/41	6,600 M	7,085,918
FNMA AI7424
4.5%, 09/01/41	31,367 M	34,542,023
FNMA AJ4048
4%, 10/01/41	39,180 M	42,297,659
FNMA AJ7689
4%, 12/01/41	27,904 M	29,968,316
FNMA AO0308
3.5%, 04/01/42	43,506 M	46,163,188
FNMA MA1094
4%, 06/01/42	21,431 M	22,534,864
FNMA MA1115
4%, 06/01/42	24,583 M	25,849,086
		382,433,713
Total Federal National
Mortgage
Association		662,191,518
Government National Mortgage
Corporation 0.0%
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	107 M	123,349
25-Year:
GNMA 608728
6.5%, 11/15/25	83 M	94,851

		The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	35.2%	Consumer Staples	7.9%
Consumer Discretionary	19.0%	Materials	6.6%
Health Care	11.2%	Financials	6.5%
Industrials	9.2%	Energy	1.2%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Apple, Inc.	9.1%	BlackRock, Inc.	3.8%
Int'l. Business Machines Corp.	5.6%	Qualcomm, Inc.	3.8%
Ingredion, Inc.	4.6%	Stryker Corp.	3.6%
Intel Corp.	4.2%	McDonald's Corp.	3.5%
Express Scripts Holding Co.	4.1%	Pfizer, Inc.	3.5%
		Total of Net Assets	45.8%
*"Top Sectors" includes Domestic Common Stock and Domestic Exchange Traded Funds.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 94.9%			Precision Castparts Corp.	3,600	$ 579,888	Materials 1.9%
Consumer Discretionary 19.0%			Union Pacific Corp.	4,800	582,912	SPDR Gold Trust*	3,425	$ 562,454
Dollar General Corp.*	19,200	$ 980,544	United Parcel Service, Inc.	7,200	531,432	Total Domestic Exchange Traded Funds
Dollar Tree, Inc.*	14,000	674,380			2,692,680	(Cost $913,019)		1,229,155
						Institutional Money Market Funds 1.5%
Home Depot, Inc.	14,500	822,875	Information Technology 35.2%			State Street Institutional US
McDonald's Corp.	11,500	1,029,135	Apple, Inc.	4,000	2,660,960	Government Money Market Fund
Target Corp.	14,700	942,123	Cognizant Technology			(Cost $436,970)	436,970	436,970
			Solutions Corp.*	10,000	642,800
VF Corp.	2,100	320,628	EMC Corp.*	24,300	638,847		Principal
Yum! Brands, Inc.	12,600	802,872					Amount	Value
		5,572,557	Intel Corp.	50,000	1,241,500		(M=$1,000)	(Note 2)
Consumer Staples 7.9%			Int'l. Business Machines Corp.	8,500	1,656,225	U.S. Government Obligations 3.4%
Ingredion, Inc.	25,000	1,345,750	Microsoft Corp.	30,300	933,846	Federal Home Loan Bank 3.4%
Kraft Foods, Inc.	23,100	959,343	Qualcomm, Inc.	18,000	1,106,280	Agency Discount Notes:
		2,305,093				0.04%, 09/05/12
			TE Connectivity Ltd.	13,800	485,346	(Cost $999,996)	1,000 M	999,996
Energy 1.2%			Visa, Inc.	7,600	974,700	Total Investments 104.0%
Schlumberger Ltd.	5,000	361,900			10,340,504	(Cost $24,838,949)†		30,516,817
Financials 6.5%			Materials 4.7%			Excess of Liabilities Over
BlackRock, Inc.	6,300	1,111,131	Freeport-McMoRan			Other Assets (4.0)%		(1,174,623)
Wells Fargo & Co.	23,400	796,302	Copper & Gold, Inc.	10,500	379,155
		1,907,433	Praxair, Inc.	9,600	1,012,800	Net Assets 100.0%		$ 29,342,194
Health Care 11.2%					1,391,955
Express Scripts Holding Co.*	19,000	1,189,780	Total Domestic Common Stocks
			(Cost $22,488,964)		27,850,696
Pfizer, Inc.	42,900	1,023,594	Domestic Exchange Traded Funds 4.2%			* Non-income producing.
			Index 2.3%			†	Cost for federal income tax purposes is $24,838,949. At
Stryker Corp.	20,000	1,065,200				August 31, 2012 unrealized appreciation for federal income
		3,278,574	iShares Russell 1000			tax purposes aggregated $5,677,868 of which $6,009,092
			Growth Index Fund*	10,100	666,701	related to appreciated securities and $331,224 related to
Industrials 9.2%						depreciated securities.
BE Aerospace, Inc.*	24,800	998,448				SPDR	- Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	13.5%	Health Care	10.4%
Consumer Discretionary	13.2%	Industrials	9.8%
Consumer Staples	11.0%	Information Technology	7.9%
Energy	10.8%	Telecommunication Services	5.1%
Materials	10.5%	Utilities	1.0%
Top Geographical Weightings (excludes Index Funds)
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	14.1%	France	7.8%
Switzerland	10.4%	Hong Kong	5.6%
Japan	9.3%	Netherlands	3.9%
Germany	8.9%	South Korea	3.4%
United States	8.4%	China	3.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Cheung Kong Holdings Ltd.	3.3%	Novo Nordisk A/S	2.3%
Vodafone Group PLC	3.1%	BG Group PLC	2.3%
Roche Holding AG	3.1%	Informa PLC	2.1%
Fresenius SE & Co KGaA	2.8%	WPP PLC	2.1%
Diageo PLC	2.4%	Nestle SA	2.1%
		Total of Net Assets	25.6%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds with the exception of broad Index Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 3.2%			Foreign Stocks & ADR's 88.2%			BNP Paribas SA (a)	15,000	$ 649,202
Energy 1.6%			Australia 3.0%			Danone SA (a)	32,000	1,992,323
Cameco Corp.	100,000	$ 2,186,000	BHP Billiton Ltd. (a)	60,000	$ 1,986,753	LVMH Moet Hennessy
Materials 1.6%						Louis Vuitton SA (a)	8,500	1,384,958
			Newcrest Mining Ltd. (a)	80,000	2,070,841	Total SA ADR	35,000	1,745,100
Potash Saskatchewan, Corp. of Inc.	50,000	2,053,500			4,057,594			10,484,282
Total Domestic Common Stocks			China 3.3%			Germany 8.9%
(Cost $4,491,815)		4,239,500	Baidu, Inc. ADR*	13,000	1,448,720	Allianz SE ADR	147,000	1,605,975
Domestic Exchange Traded Funds 3.3%			China Shenhua Energy			Bayerische Motoren
Index 1.5%			Co Ltd. (a)	400,000	1,465,750	Werke AG (a)	16,000	1,157,064
iShares MSCI EAFE			Want Want China			Fresenius SE & Co KGaA
Index Fund*	21,000	1,083,600	Holdings Ltd. (a)	1,200,000	1,494,695	(a)	35,000	3,730,401
iShares MSCI Emerging					4,409,165	MAN SE (a)	15,000	1,381,754
Markets Index Fund*	22,000	864,160	Denmark 2.3%			SAP AG (a)	35,000	2,299,546
		1,947,760	Novo Nordisk A/S ADR	20,000	3,142,200	Siemens AG (a)	20,000	1,887,817
Materials 1.8%			Finland 1.0%					12,062,557
SPDR Gold Trust*	15,000	2,463,300	Fortum Oyj (a)	75,000	1,383,932	Hong Kong 5.6%
Total Domestic Exchange Traded
Funds			France 7.8%			Cheung Kong Holdings
(Cost $3,744,461)		4,411,060	Accor SA (a)	60,000	1,897,615	Ltd. (a)	320,000	4,377,380
			Air Liquide SA (a)	13,320	1,565,543	Hang Lung Properties Ltd. (a)	520,000	1,778,318
			AXA SA (a)	86,666	1,249,541

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)

		Space			Space	†	Cost for federal income tax purposes is $118,557,515.
		Value			Value		At August 31, 2012 unrealized appreciation for federal
							income tax purposes aggregated $16,235,360 of
	Shares	(Note 2)		Shares	(Note 2)		which $27,859,307 related to appreciated securities
Shanghai Industrial			Switzerland 10.4%				and $11,623,947 related to depreciated securities.
Holdings Ltd. (a)	500,000	$ 1,375,023	Credit Suisse Group (a)	80,000	$ 1,541,562	(a)	Fair valued.
		7,530,721
India 1.0%			Informa PLC (a)	450,000	2,902,156	ADR	-	American Depositary Receipt
Housing Development			Nestle SA (a)	45,000	2,795,562	SPDR	-	Standard & Poor's Depository Receipts
Finance Corp. (a)	100,000	1,316,423	Novartis AG (a)	20,000	1,179,412
Ireland 2.1%			Roche Holding AG (a)	23,000	4,181,250
WPP PLC (a)	220,000	2,850,439	Swatch Group AG (a)	3,500	1,429,898
					14,029,840
Israel 2.4%
NICE Systems Ltd. ADR*	45,000	1,407,600	Taiwan 0.8%
Teva Pharmaceutical			Chunghwa Telecom Co Ltd. ADR	10,000	300,400
Industries Ltd. ADR	45,000	1,781,100
		3,188,700	Hiwin Technologies Corp. (a)	110,250	800,280
Italy 2.0%					1,100,680
Saipem SpA (a)	57,815	2,737,820	United Kingdom 14.1%
Japan 9.3%			BG Group PLC (a)	150,000	3,067,544
Canon, Inc. (a)	44,500	1,483,284	Diageo PLC (a)	119,300	3,260,999
FANUC Corp. (a)	13,000	2,136,046	HSBC Holdings PLC (a)	174,408	1,521,469
Mitsubishi Corp. (a)	100,000	1,851,584	Hunting PLC (a)	80,000	1,011,414
Mitsubishi Estate Co			Johnson Matthey PLC
Ltd. (a)	110,000	1,941,047	(a)	54,409	2,075,456
Nidec Corp. (a)	20,000	1,582,467	Standard Chartered PLC
Pigeon Corp. (a)	36,000	1,699,334	(a)	70,000	1,546,142
Toray Industries, Inc. (a)	300,000	1,839,780	Tesco PLC (a)	450,000	2,403,220
		12,533,542	Vodafone Group PLC (a)	1,450,000	4,181,735
Macau 1.0%					19,067,979
			Total Foreign Stocks & ADR's
Sands China Ltd. (a)	400,000	1,424,227	(Cost $103,367,055)		119,188,131
Malaysia 0.8%			Institutional Money Market Funds 1.8%
Genting Bhd (a)	400,000	1,155,677	State Street Institutional US
Netherlands 3.9%			Government Money Market Fund
ASML Holding NV *	30,000	1,703,100	(Cost $2,454,204)	2,454,204	2,454,204
ING Groep NV *(a)	100,000	762,423		Principal
				Amount	Value
Royal Dutch Shell PLC (a)	67,000	2,343,818		(M=$1,000)	(Note 2)
Ziggo NV *(a)	15,000	468,645	U.S. Government Obligations
		5,277,986	3.3%
Singapore 2.5%			Federal Home Loan Bank 3.3%
Olam Int'l. Ltd (a)	750,000	1,159,821	Agency Discount Notes:
			0.04%, 09/05/12
Singapore Technologies			(Cost $4,499,980)	4,500 M	4,499,980
Engineering Ltd. (a)	800,000	2,190,847	Total Investments 99.8%
		3,350,668	(Cost $118,557,515)†		134,792,875
South Africa 1.5%
MTN Group Ltd. (a)	110,000	2,050,828	Other Assets in Excess of
			Liabilities 0.2%		284,349
South Korea 3.4%
Hyundai Motor Co. *(a)	11,300	2,406,562	Net Assets 100.0%		$ 135,077,224
Samsung Electronics Co
Ltd. (a)	2,000	2,182,564
		4,589,126
Spain 1.1%			* Non-income producing.
Inditex SA (a)	13,000	1,443,745

The accompanying notes are an integral part of the financial statements

Sentinel Mid Cap II Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.1%	Energy	6.7%
Industrials	18.0%	Materials	4.6%
Health Care	13.3%	Consumer Staples	3.6%
Consumer Discretionary	13.0%	Index	3.4%
Financials	11.6%	Utilities	1.1%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
SPDR S&P MidCap 400 ETF Trust	3.4%	Church & Dwight Co., Inc.	1.3%
Plains Exploration & Production Co.	1.5%	Flowserve Corp.	1.3%
LKQ Corp.	1.5%	Flowers Foods, Inc.	1.3%
NICE Systems Ltd.	1.4%	IDEX Corp.	1.3%
PVH Corp.	1.4%	Dick's Sporting Goods, Inc.	1.2%
		Total of Net Assets	15.6%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 87.7%			Dril-Quip, Inc.*	6,980	$ 488,879	Zions Bancorporation	31,000	$ 596,750
Consumer Discretionary 13.0%			Oil States Int'l., Inc.*	4,350	340,344			7,451,474
Ascena Retail Group, Inc.*	36,310	$ 718,938	Plains Exploration &			Health Care 12.5%
BorgWarner, Inc.*	5,960	409,929	Production Co.*	25,870	1,017,209	Bio-Rad Laboratories, Inc.*	4,370	438,661
Dana Holding Corp.	33,453	456,968	SM Energy Co.	7,380	348,557	Catamaran Corp.*	2,971	258,923
Darden Restaurants, Inc.	13,540	703,403	Superior Energy Services, Inc.*	36,000	747,720	Dentsply Int'l., Inc.	17,130	621,305
Dick's Sporting Goods, Inc.	17,290	860,350				Endo Pharmaceuticals
			Tidewater, Inc.	14,040	665,917	Holdings, Inc.*	14,830	471,891
Dollar Tree, Inc.*	12,870	619,948	Weatherford Int'l. Ltd.*	27,680	325,517	Henry Schein, Inc.*	7,650	587,596
Guess? Inc	15,310	398,979			4,556,090	Hologic, Inc.*	18,500	363,155
Hanesbrands, Inc.*	16,110	522,447				IDEXX Laboratories, Inc.*	6,380	606,483
Jarden Corp.	13,600	657,288	Financials 10.9%			Illumina, Inc.*	9,540	401,443
LKQ Corp.*	26,490	999,733	Affiliated Managers Group, Inc.*	4,790	563,400
Morningstar, Inc.	8,520	506,173	City National Corp.	14,290	733,792	Life Technologies Corp.*	15,620	745,230
PVH Corp.	10,170	954,963	East West Bancorp, Inc.	30,010	658,419	Masimo Corp.*	28,220	623,097
Texas Roadhouse, Inc.	28,080	482,134	Endurance Specialty			MEDNAX, Inc.*	10,580	732,982
Tractor Supply Co.	6,440	614,891	Holdings Ltd.	12,950	489,640	Mettler-Toledo Int'l., Inc.*	2,810	463,959
		8,906,144	Everest Re Group Ltd.	6,290	652,021	Quality Systems, Inc.	19,160	338,557
Consumer Staples 3.6%			HCC Insurance Holdings,			Resmed, Inc.	22,840	858,099
Church & Dwight Co., Inc.	16,110	881,861	Inc.	25,110	830,639	Techne Corp.	7,570	519,075
			Invesco Ltd.	29,900	708,032	Varian Medical Systems,
Energizer Holdings, Inc.	5,280	363,792	MSCI, Inc.*	9,980	350,098	Inc.*	9,220	542,044
Flowers Foods, Inc.	41,920	865,648						8,572,500
			Raymond James Financial,
Nu Skin Enterprises, Inc.	8,540	354,325	Inc.	21,970	773,344	Industrials 18.0%
		2,465,626	Signature Bank*	10,580	683,785	Ametek, Inc.	22,985	788,615
Energy 6.7%			WR Berkley Corp.	11,010	411,554	BE Aerospace, Inc.*	10,550	424,743
Core Laboratories NV	5,090	621,947				Cintas Corp.	17,220	696,032

		The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap II Fund
(Unaudited)
						ADR	- American Depositary Receipt
		Space			Space	SPDR	- Standard & Poor's Depository Receipts
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Copart, Inc.*	21,900	$ 584,949	Telecommunication Services 0.6%
Donaldson Co., Inc.	21,600	762,264	tw telecom, Inc.*	15,400	$ 387,310
Flowserve Corp.	6,790	866,811	Utilities 1.1%
Gardner Denver, Inc.	6,570	396,040	ITC Holdings Corp.	10,410	749,312
Genesee & Wyoming, Inc.*	7,060	448,734	Total Domestic Common Stocks
IDEX Corp.	21,650	862,969	(Cost $57,668,705)		59,903,887
IHS, Inc.*	6,380	727,575	Domestic Exchange Traded Funds 3.4%
Jacobs Engineering Group,			Index 3.4%
Inc.*	14,780	584,401	iShares Russell Midcap Growth Index Fund*	400		24,484
JB Hunt Transport Services, Inc.	9,380	491,887
Joy Global, Inc.	11,990	640,026	SPDR S&P MidCap 400 ETF Trust*	12,990	2,303,517
			Total Domestic Exchange Traded Funds
MSC Industrial Direct Co.,	9,230	639,639	(Cost $2,246,059)		2,328,001
Quanta Inc. Services, Inc.*	29,650	711,600	Foreign Stocks & ADR's 2.2%
			Israel 1.4%
Regal-Beloit Corp.	10,800	735,048	NICE Systems Ltd. ADR*	31,310	979,377
Roper Industries, Inc.	5,640	579,736
Stericycle, Inc.*	7,430	679,994	United Kingdom 0.8%
Waste Connections, Inc.	22,886	662,550	Shire Ltd. ADR	5,960	539,618
		12,283,613	Total Foreign Stocks & ADR's
			(Cost $1,670,973)		1,518,995
Information Technology 16.7%			Real Estate Investment Trusts 0.7%
Altera Corp.	8,830	329,624	Financials 0.7%
ANSYS, Inc.*	10,250	714,425	Home Properties,
Citrix Systems, Inc.*	5,130	398,550	Inc.*(a)(b)
Dolby Laboratories, Inc.*	17,010	564,392	(Cost $420,452)	7,560	482,706
F5 Networks, Inc.*	3,650	355,838	Institutional Money Market Funds 1.9%
FLIR Systems, Inc.	19,160	379,368	State Street Institutional US
Informatica Corp.*	15,900	518,340	Government Money Market Fund
Jack Henry & Associates,			(Cost $1,309,874)	1,309,874	1,309,874
Inc.	17,640	651,974		Principal
Microchip Technology, Inc.	17,350	602,913		Amount	Value
Micros Systems, Inc.*	16,050	813,093		(M=$1,000)	(Note 2)
NeuStar, Inc.*	19,260	723,598	U.S. Government Obligations 4.4%
Nuance Communications,			Federal Home Loan Bank 4.4%
Inc.*	26,640	635,364	Agency Discount Notes:
Open Text Corp.*	13,940	749,972	0.04%, 09/05/12
			(Cost $2,999,980)	3,000 M	2,999,980
Plantronics, Inc.	16,900	602,654	Total Investments 100.3%
Power Integrations, Inc.	21,420	741,989	(Cost $66,316,043)†		68,543,443
Qlik Technologies, Inc. *	27,510	581,837	Excess of Liabilities Over
Riverbed Technology, Inc. *	33,580	671,264	Other Assets (0.3)%		(180,105)
Semtech Corp.*	28,320	694,406
Trimble Navigation Ltd.*	13,600	667,080	Net Assets 100.0%		$ 68,363,338
		11,396,681
Materials 4.6%			* Non-income producing.
Airgas, Inc.	4,270	354,709	†		Cost for federal income tax purposes is $66,316,043.
AptarGroup, Inc.	14,320	725,308	At August 31, 2012 unrealized appreciation for federal
			income tax purposes aggregated $2,227,400 of which
Ecolab, Inc.	8,420	539,132	$4,596,448 related to appreciated securities and
Rockwood Holdings, Inc.	16,680	789,631	$2,369,048 related to depreciated securities.
Steel Dynamics, Inc.	59,440	726,357	(a)	Real Estate Investment Trusts
		3,135,137
			(b)	Return of capital paid during the fiscal period.

		The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.2%	Energy	6.8%
Industrials	18.1%	Materials	4.7%
Health Care	13.3%	Consumer Staples	3.7%
Consumer Discretionary	13.1%	Utilities	1.1%
Financials	11.8%	Telecommunication Services	0.6%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
SPDR S&P MidCap 400 ETF Trust	2.1%	IDEX Corp.	1.3%
Plains Exploration & Production Co.	1.5%	Dick's Sporting Goods, Inc.	1.3%
LKQ Corp.	1.4%	Church & Dwight Co., Inc.	1.3%
PVH Corp.	1.4%	Flowserve Corp.	1.3%
Flowers Foods, Inc.	1.3%	NICE Systems Ltd.	1.3%
		Total of Net Assets	14.2%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 88.6%			Plains Exploration &			Catamaran Corp.*	4,137	$ 360,540
			Production Co.*	37,240	$ 1,464,277
Consumer Discretionary 13.1%			SM Energy Co.	10,250	484,107	Dentsply Int'l., Inc.	23,850	865,040
Ascena Retail Group, Inc.*	52,300	$ 1,035,540				Endo Pharmaceuticals
						Holdings, Inc.*	21,020	668,856
BorgWarner, Inc.*	8,600	591,508	Superior Energy Services, Inc.*	51,910	1,078,171	Henry Schein, Inc.*	11,040	847,982
Dana Holding Corp.	47,990	655,544
			Tidewater, Inc.	20,130	954,766	Hologic, Inc.*	26,880	527,654
Darden Restaurants, Inc.	18,860	979,777	Weatherford Int'l. Ltd.*	39,880	468,989	IDEXX Laboratories, Inc.*	8,890	845,083
Dick's Sporting Goods, Inc.	25,020	1,244,995			6,548,052
Dollar Tree, Inc.*	18,090	871,395	Financials 11.1%			Illumina, Inc.*	13,200	555,456
Guess? Inc	22,090	575,665	Affiliated Managers Group,			Life Technologies Corp.*	21,700	1,035,307
Hanesbrands, Inc.*	23,260	754,322	Inc.*	6,940	816,283	Masimo Corp.*	39,200	865,536
Jarden Corp.	19,550	944,852	City National Corp.	20,430	1,049,081	MEDNAX, Inc.*	14,660	1,015,645
LKQ Corp.*	36,750	1,386,945	East West Bancorp, Inc.	43,110	945,833	Mettler-Toledo Int'l., Inc.*	3,910	645,580
Morningstar, Inc.	10,440	620,240	Endurance Specialty			Quality Systems, Inc.	26,610	470,199
PVH Corp.	14,470	1,358,733	Holdings Ltd.	18,720	707,803	Resmed, Inc.	31,740	1,192,472
Texas Roadhouse, Inc.	40,360	692,981	Everest Re Group Ltd.	9,190	952,635	Techne Corp.	10,650	730,271
Tractor Supply Co.	9,070	866,004	HCC Insurance Holdings, Inc.	36,160	1,196,173	Varian Medical Systems, Inc.*	13,190	775,440
		12,578,501	Invesco Ltd.	41,740	988,403			12,028,436
Consumer Staples 3.7%			MSCI, Inc.*	14,250	499,890	Industrials 18.1%
Church & Dwight Co., Inc.	22,580	1,236,029	Raymond James Financial,			Ametek, Inc.	32,110	1,101,694
Energizer Holdings, Inc.	7,630	525,707	Inc.	31,080	1,094,016	BE Aerospace, Inc.*	14,720	592,627
Flowers Foods, Inc.	60,728	1,254,034	Signature Bank*	14,950	966,218	Cintas Corp.	24,830	1,003,629
Nu Skin Enterprises, Inc.	11,880	492,901	WR Berkley Corp.	15,740	588,361	Copart, Inc.*	28,840	770,316
		3,508,671	Zions Bancorporation	44,670	859,898	Donaldson Co., Inc.	31,180	1,100,342
Energy 6.8%					10,664,594	Flowserve Corp.	9,450	1,206,387
Core Laboratories NV	7,330	895,653	Health Care 12.5%			Gardner Denver, Inc.	9,190	553,973
Dril-Quip, Inc.*	10,170	712,307	Bio-Rad Laboratories, Inc.*	6,250	627,375	Genesee & Wyoming, Inc.*	10,360	658,482
Oil States Int'l., Inc.*	6,260	489,782

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
IDEX Corp.	31,380	$ 1,250,807	Domestic Exchange Traded Funds 2.1%
IHS, Inc.*	8,990	1,025,220	Index 2.1%
Jacobs Engineering Group,			iShares Russell Midcap
Inc.*	21,310	842,597	Growth Index Fund*	500	$ 30,605
JB Hunt Transport Services,			SPDR S&P MidCap 400 ETF
Inc.	12,900	676,476	Trust*	11,050	1,959,497
Joy Global, Inc.	16,800	896,784	Total Domestic Exchange Traded Funds
			(Cost $1,944,847)		1,990,102

MSC Industrial Direct Co., Inc.	13,290	920,997	Foreign Stocks & ADR's 2.1%
Quanta Services, Inc.*	41,060	985,440	Israel 1.3%
Regal-Beloit Corp.	15,050	1,024,303	NICE Systems Ltd. ADR*	38,380	1,200,526
Roper Industries, Inc.	7,890	811,013	United Kingdom 0.8%
Stericycle, Inc.*	10,650	974,688	Shire Ltd. ADR	8,590	777,739
Waste Connections, Inc.	32,840	950,718	Total Foreign Stocks & ADR's
		17,346,493	(Cost $1,395,334)		1,978,265
Information Technology 16.9%			Real Estate Investment Trusts 0.7%
Altera Corp.	12,610	470,731	Financials 0.7%
ANSYS, Inc.*	14,760	1,028,772	Home Properties, Inc.*(a)(b)
Citrix Systems, Inc.*	7,430	577,237	(Cost $432,486)	10,850	692,772
Dolby Laboratories, Inc.*	23,660	785,039	Institutional Money Market Funds 1.6%
F5 Networks, Inc.*	5,180	504,998
			State Street Institutional US
FLIR Systems, Inc.	27,660	547,668	Government Money Market Fund
Informatica Corp.*	22,290	726,654	(Cost $1,522,085)	1,522,085	1,522,085
Jack Henry & Associates,				Principal
Inc.	23,850	881,496		Amount	Value
Microchip Technology, Inc.	25,120	872,920		(M=$1,000)	(Note 2)
Micros Systems, Inc.*	23,170	1,173,792	U.S. Government Obligations 5.2%
NeuStar, Inc.*	27,760	1,042,943	U.S. Government Agency
Nuance Communications,			Obligations 1.6%
Inc.*	38,410	916,079	Federal Home Loan Bank 1.6%
Open Text Corp.*	20,040	1,078,152	Agency Discount Notes:
Plantronics, Inc.	24,340	867,964	0.07%, 09/05/12	1,500 M	1,499,989
Power Integrations, Inc.	29,770	1,031,233	U.S. Treasury
Qlik Technologies, Inc.*	38,220	808,353	Obligations 3.6%
Riverbed Technology, Inc.*	48,380	967,116	U.S. Treasury Bill
Semtech Corp.*	40,760	999,435	0.09%, 09/06/12	3,500 M	3,499,956
			Total U.S. Government Obligations
Trimble Navigation Ltd.*	19,550	958,928	(Cost $4,999,945)		4,999,945
		16,239,510	Total Investments 100.3%
Materials 4.7%			(Cost $76,871,442)†		96,214,022
Airgas, Inc.	5,770	479,314	Excess of Liabilities Over
AptarGroup, Inc.	20,630	1,044,909	Other Assets (0.3)%		(260,325)
Ecolab, Inc.	11,830	757,475
Rockwood Holdings, Inc.	24,140	1,142,788	Net Assets 100.0%		$ 95,953,697
Steel Dynamics, Inc.	85,720	1,047,498
			* Non-income producing.
		4,471,984	†	Cost for federal income tax purposes is $76,871,442.
Telecommunication Services 0.6%			At August 31, 2012 unrealized appreciation for federal
			income tax purposes aggregated $19,342,580 of
tw telecom, Inc.*	22,290	560,593	which $21,871,098 related to appreciated securities
Utilities 1.1%			and $2,528,518 related to depreciated securities.
			(a)	Real Estate Investment Trusts
ITC Holdings Corp.	15,060	1,084,019	(b)	Return of capital paid during the fiscal period
Total Domestic Common Stocks
(Cost $66,576,745)		85,030,853	ADR	- American Depositary Receipt
			SPDR	- Standard & Poor's Depository Receipts

		The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)
T today
Fund Profile
at August 31, 2012
Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			29.5%
1 yr. to 2.99 yrs.			61.2%
3 yrs. to 3.99 yrs.			5.6%
4 yrs. to 5.99 yrs.			3.7%

Average Effective Duration (for all Fixed Income Holdings) 1.5 years*

Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNR 10-112 PM	3.25%	09/20/33	5.4%	FNR 10-153 AC	2.00%	11/25/18	3.7%
FNR 11-137 KC	2.00%	01/25/27	5.0%	FHR 3772 HC	3.00%	10/15/18	3.6%
FNR 10-64 AD	3.00%	12/25/20	4.7%	FNR 10-83 AK	3.00%	11/25/18	3.5%
FNR 11-3 EL	3.00%	05/25/20	3.8%	FHR 4022 AH	1.50%	12/15/25	3.0%
FHR 4039 PB	1.50%	05/15/27	3.7%	FNMA AE0968	4.00%	07/01/19	2.7%
				Total of Net Assets			39.1%
*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 98.4%			FHR 2635 DG			FHR 3829 CA
U.S. Government			4.5%, 01/15/18	2,078 M	$ 2,153,903	4%, 08/15/24	15,880 M	$ 16,437,264
Agency Obligations			FHR 2642 WP			FHR 3874 JA
98.4%			4.5%, 02/15/18	4,295 M	4,417,309	3%, 04/15/25	27,263 M	28,273,570
Federal Home Loan Bank 0.8%			FHR 3772 HC			FHR 3665 GP
Agency Discount Notes:			3%, 10/15/18	82,803 M	86,277,017	3.5%, 05/15/25	12,763 M	13,565,885
0.04%, 09/05/12	20,000 M	$ 19,999,911	FHRR R005 AB			FHR 4022 AH
			5.5%, 12/15/18	201 M	201,387	1.5%, 12/15/25	70,280 M	70,997,859
Federal Home Loan Mortgage			FHR 3659 DE			FHR 4039 PB
Corporation 27.0%			2%, 03/15/19	4,801 M	4,935,197	1.5%, 05/15/27	88,346 M	89,327,673
Collateralized Mortgage Obligations:			FHR 3645 EH			FHR 3507 AC
FHR 2353 TD			3%, 12/15/20	17,300 M	18,047,654	4%, 06/15/27	36,571 M	37,477,600
6%, 09/15/16	59 M	63,323	FHR 3874 BD			FHR 3570 PA
FHR 3261 AG			3%, 06/15/21	11,283 M	11,821,504	5%, 07/15/31	74 M	74,159
5.5%, 01/15/17	4,936 M	5,117,389	FHR 3574 EA			FHR 2551 TE
FHR 2510 AJ			3%, 09/15/21	25,191 M	26,033,908	5.5%, 09/15/31	80 M	80,269
5%, 10/15/17	2,311 M	2,490,315	FHR 3414 A			FHR 2927 ED
FHR 2508 CK			4.5%, 07/15/22	6,514 M	6,790,692	4%, 01/15/35	9,380 M	9,641,085
5%, 10/15/17	4,519 M	4,872,676	FHR 3559 AB			FHR 3662 TC
FHR 2530 BH			4.5%, 03/15/23	1,694 M	1,737,099	3.5%, 04/15/35	22,452 M	22,780,281
5%, 11/15/17	5,591 M	5,993,761	FHR 3571 BA			FHR 3638 PA
FHR 3604 AG			4.5%, 04/15/23	11,233 M	11,580,230	4.5%, 03/15/37	13,741 M	14,393,122
4%, 12/15/17	7,242 M	7,486,148	FHR 2922 EP					566,766,862
FHR 3562 AN			4.5%, 05/15/23	2,926 M	2,955,293
4%, 12/15/17	3,910 M	4,134,566	FHR 3780 TL
FHR 2629 BL			3.75%, 04/15/24	47,239 M	48,629,027
4.5%, 01/15/18	7,761 M	7,979,697

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
Mortgage-Backed Securities:			FHLMC B12434			FNR 11-78 A
10-Year:			4.5%, 03/01/19	2,349 M	$ 2,538,082	2%, 11/25/20	44,114 M	$ 45,584,294
FHLMC J00464			FHLMC J05907			FNR 09-113 DB
5%, 11/01/15	1,157 M	$ 1,250,854	6%, 08/01/19	2,333 M	2,542,348	3%, 12/25/20	50,604 M	52,697,713
FGCI J14193			FGCI G13841			FNR 10-64 AD
3.5%, 01/01/21	2,671 M	2,832,087	4%, 05/01/20	13,136 M	14,130,700	3%, 12/25/20	105,821 M	111,231,848
FGCI J14483			FGCI J15844			FNR 11-67 EL
3.5%, 02/01/21	3,356 M	3,559,815	3.5%, 07/01/21	2,348 M	2,486,312	2%, 07/25/21	42,944 M	44,008,480
FGCI J14614					48,691,159	FNR 11-67 DA
3.5%, 03/01/21	5,373 M	5,689,800	20-Year:			4.5%, 07/25/21	29,541 M	32,049,438
FGCI J14793			FHLMC G11228			FNR 12-53 CD
3.5%, 03/01/21	2,319 M	2,453,676	6.5%, 12/01/12	125	127	1.5%, 05/25/22	62,269 M	63,070,598
FGCI J15846			FHLMC C90035			FNR 08-61 CA
3.5%, 06/01/21	1,017 M	1,076,757	6.5%, 11/01/13	19 M	21,380	5%, 08/25/22	4,704 M	4,927,060
FGCI J12085			FHLMC D94982			FNR 08-55 NA
4%, 04/01/25	10,129 M	10,777,021	7%, 04/01/16	40 M	44,245	5%, 08/25/22	3,491 M	3,645,853
		27,640,010	FHLMC D94230			FNR 08-80 TJ
15-Year:			7.5%, 10/01/19	129 M	142,590	5%, 09/25/22	7,191 M	7,494,734
					208,342	FNR 08-81 KA
FHLMC E94628						5%, 10/25/22	3,340 M	3,484,390
5%, 02/01/13	32 M	32,387	30-Year:			FNR 03-42 EP
FHLMC G11135			FHLMC G00100			4%, 11/25/22	2,003 M	2,044,048
6.5%, 08/01/13	3 M	2,931	8%, 02/01/23	8 M	9,800	FNR 35-84 AB
FHLMC E72131			FHLMC A17291			4.5%, 12/15/22	24,492 M	25,257,366
6.5%, 08/01/13	15 M	15,568	6.5%, 11/01/33	1,275 M	1,459,047
FHLMC E72178					1,468,847	FNR 11-90 AL
6.5%, 09/01/13	3 M	3,042	Total Federal Home			3.5%, 09/25/23	25,438 M	26,714,415
			Loan Mortgage			FNR 10-3 GA
FHLMC G10965			Corporation		644,775,220	4%, 02/25/25	8,299 M	8,795,991
7.5%, 10/01/14	6 M	6,565
			Federal National Mortgage			FNR 11-15 HC
FHLMC E82128			Association 63.3%			2.5%, 03/25/26	31,636 M	33,056,225
7%, 03/01/15	5 M	5,243	Collateralized Mortgage Obligations:			FNR 11-82 AD
FHLMC E00843
8%, 04/01/15	2 M	2,596	FNR 02-11 QC			4%, 08/25/26	20,813 M	22,034,791
FHLMC E01009			5.5%, 03/25/17	1,634 M	1,730,865	FNR 11-137 KC
6.5%, 08/01/16	205 M	220,337	FNR 02-18 PC			2%, 01/25/27	115,296 M	118,644,709
FHLMC G11585			5.5%, 04/25/17	873 M	893,335	FNR 09-77 HA
7%, 02/01/17	86 M	86,276	FNR 10-110 HC			4.5%, 09/25/27	30,448 M	31,455,667
FHLMC E88357			2.5%, 10/25/18	46,494 M	48,225,839	FNR 36-81 AH
6.5%, 03/01/17	30 M	31,731	FNR 10-153 AC			4%, 10/15/27	13,118 M	13,525,436
FGCI E96256			2%, 11/25/18	85,077 M	87,775,685	FNR 08-21 CL LC
4%, 05/01/18	2,128 M	2,283,932	FNR 10-83 AK			6%, 02/25/30	8,159 M	8,392,358
FGCI E97047			3%, 11/25/18	79,805 M	83,065,292	FNR 11-41 DQ
4%, 05/01/18	1,554 M	1,667,320	FNR 09-70 NL			3%, 10/25/30	24,942 M	25,378,604
FGCI E96749			3%, 08/25/19	38,851 M	40,441,316	FNR 11-30 NK
4%, 06/01/18	2,746 M	2,947,291	FNR 09-70 NM			3%, 10/25/30	12,773 M	12,979,972
FGCI E97094			3.25%, 08/25/19	48,101 M	50,158,466	FNR 11-41 CQ
4%, 06/01/18	2,694 M	2,891,412	FNR 09-78 NG			3%, 11/25/30	24,153 M	24,599,351
FGCI E97184			3.5%, 08/25/19	23,393 M	24,525,010	FNR 03-1 PG
4%, 07/01/18	3,891 M	4,175,752	FNR 09-70 NQ			5.5%, 09/25/31	231 M	230,419
FGCI E97149			3.5%, 08/25/19	29,473 M	30,793,479	FNR 03-69 GH
4%, 07/01/18	2,922 M	3,136,139	FNR 11-3 EL			3.25%, 12/25/31	4,859 M	4,958,899
FHLMC E98706			3%, 05/25/20	86,805 M	90,434,618	FNR 03-69 GJ
5%, 08/01/18	1,511 M	1,643,048	FNR 10-65 AD			3.5%, 12/25/31	5,831 M	5,936,866
FGCI B10742			3%, 09/25/20	14,611 M	15,251,372	FNR 04-74 BZ
4.5%, 11/01/18	980 M	1,059,549	FNR 09-88 DB			4.5%, 01/25/32	20,807 M	21,098,103
FHLMC B11933			3%, 10/25/20	50,927 M	53,089,113	FNR 02-82 PD
4%, 01/01/19	6,371 M	6,782,598	FNR 09-88 DC			6%, 02/25/32	1,351 M	1,368,528
			3.25%, 10/25/20	39,251 M	41,011,414

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNR 03-76 PQ			FNMA 576789			FNMA 985670
3.5%, 04/25/32	552 M	$ 565,391	5.5%, 06/01/14	11 M	$ 10,951	6.5%, 10/01/21	934 M	$ 1,047,926
FNR 08-72 BG			FNMA 630985			FNMA AA8647
5.25%, 03/25/35	5,790 M	5,888,647	7%, 09/01/15	55 M	55,305	5%, 11/01/23	2,096 M	2,284,072
FNR 07-112 MC			FNMA 535631			FNMA AC0317
5.25%, 10/25/36	8,444 M	8,842,985	7%, 12/01/15	129 M	136,721	4.5%, 02/01/24	370 M	400,146
FNR 09-3 HL			FNMA 594602			FNMA AC0318
5%, 02/25/39	3,269 M	3,450,222	9%, 01/01/16	5 M	4,932	5%, 06/01/24	690 M	751,546
FNR 09-32 BH			FNMA 609148					138,851,064
5.25%, 05/25/39	4,625 M	4,980,815	7%, 02/01/16	609 M	636,941	20-Year:
		1,345,790,020	FNMA 535777			FNMA 512520
Mortgage-Backed Securities:			5.5%, 03/01/16	40 M	43,888	7%, 07/01/13	7 M	6,743
10-Year:			FNMA 663227			FNMA 190659
FNMA 254698			6%, 03/01/16	48 M	47,942	7%, 02/01/14	14 M	14,072
6.5%, 01/01/13	4 M	4,453	FNMA 574598			FNMA 190697
FNMA 254882			6%, 05/01/16	85 M	90,818	7%, 03/01/14	35 M	36,440
5%, 08/01/13	7 M	6,612	FNMA 545298			FNMA 528088
FNMA 780339			5.5%, 11/01/16	77 M	84,017	5.5%, 05/01/14	9 M	9,131
4.5%, 06/01/14	181 M	184,360	FNMA 614920			FNMA 768628
FNMA 255368			5.5%, 12/01/16	78 M	84,793	5.5%, 09/01/15	33 M	36,020
5.5%, 07/01/14	89 M	96,165	FNMA 792797			FNMA 619191
FNMA 928247			5.5%, 04/01/17	27 M	29,367	6.5%, 12/01/15	123 M	125,734
5.5%, 04/01/17	981 M	1,066,725	FNMA 668338			FNMA 251716
FNMA 972931			5%, 11/01/17	855 M	931,247	10.5%, 03/01/18	2 M	2,327
5%, 02/01/18	381 M	414,522	FNMA 671380					230,467
FNMA 929527			6%, 11/01/17	79 M	87,031	30-Year:
5%, 06/01/18	199 M	215,978	FNMA 650205			FNMA 124871
FNMA 257378			5%, 01/01/18	665 M	724,092	7%, 05/01/13	9 M	8,907
5%, 09/01/18	267 M	289,988	FNMA 679165			FNMA 626664
FNMA 930890			5.5%, 02/01/18	190 M	208,415	6%, 04/01/17	150 M	161,715
5%, 04/01/19	150 M	163,057	FNMA 685474			FNMA 479421
FNMA MA0113			4.5%, 04/01/18	1,726 M	1,871,606	7%, 09/01/21	40 M	45,717
5%, 05/01/19	359 M	390,092	FNMA 726757			FNMA 207530
FNMA 931517			4.5%, 06/01/18	2,194 M	2,380,191	8.25%, 04/01/22	10 M	10,027
5%, 07/01/19	70 M	76,564	FNMA 720312			FNMA 175123
FNMA 932111			4.5%, 06/01/18	1,154 M	1,252,046	7.45%, 08/01/22	115 M	131,277
5%, 10/01/19	32 M	34,256	FNMA 722060					357,643
FNMA AI3766			4.5%, 07/01/18	3,996 M	4,334,611	Total Federal National
3%, 08/01/20	7,716 M	8,154,893	FNMA 722106			Mortgage
FNMA AB1575			4.5%, 07/01/18	1,470 M	1,593,991	Association		1,509,818,245
3.5%, 10/01/20	5,557 M	5,913,070	FNMA 729583			Government National Mortgage
FNMA MA0548			4.5%, 07/01/18	1,093 M	1,185,751	Corporation 7.3%
3.5%, 10/01/20	7,122 M	7,578,316	FNMA 712165			Collateralized Mortgage Obligations:
		24,589,051	5%, 08/01/18	1,529 M	1,666,065	GNR 09-68 HJ
15-Year:			FNMA 357440			4%, 11/16/31	6,476 M	6,539,326
			4.5%, 10/01/18	11,427 M	12,393,900	GNR 03-3 LM
FNMA 433301			FNMA 725284			5.5%, 02/20/32	597 M	612,177
6.5%, 07/01/13	39 M	39,728	7%, 11/01/18	581 M	630,550	GNR 10-84 PL
FNMA 426453			FNMA 761247			3.5%, 02/20/33	33,124 M	34,109,354
5.5%, 10/01/13	18 M	19,472	4.5%, 01/01/19	1,463 M	1,618,664	GNR 10-112 PM
FNMA 447881			FNMA AE0968			3.25%, 09/20/33	124,254 M	129,169,993
5.5%, 01/01/14	10 M	11,126	4%, 07/01/19	60,448 M	65,177,547	GNR 09-66 AJ
FNMA 446787			FNMA 890109			5%, 02/16/36	3,007 M	3,060,516
5.5%, 01/01/14	14 M	15,364	4.5%, 12/01/19	5,069 M	5,498,435			173,491,366
FNMA 496015
5.5%, 04/01/14	9 M	9,610	FNMA 890330
FNMA 536814			5%, 10/01/21	28,871 M	31,453,993
5.5%, 06/01/14	38 M	38,264

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal	†	Cost for federal income tax purposes is
	Amount	Value	$2,335,419,991. At August 31, 2012 unrealized
			appreciation for federal income tax purposes
	(M=$1,000)	(Note 2)	aggregated $29,754,929 of which $34,965,927 related
Mortgage-Backed Securities:			to appreciated securities and $5,210,998 related to
10-Year:			depreciated securities.
GNMA 634538
6%, 09/15/14	112 M	$ 116,309
GNMA 634545
6.5%, 09/15/14	129 M	134,614
		250,923
15-Year:
GNMA II 2542
7%, 01/20/13	226	231
GNMA 780759
6.5%, 04/15/13	6 M	6,538
GNMA 462328
6.5%, 04/15/13	3 M	2,957
GNMA 349029
7%, 04/15/13	1 M	1,499
GNMA 456869
6.5%, 05/15/13	455	466
GNMA 780859
7.5%, 09/15/13	260	264
GNMA 780978
6.5%, 02/15/14	147 M	152,234
GNMA 781109
7%, 11/15/14	597 M	627,729
GNMA 489953
6%, 12/15/16	17 M	18,696
		810,614
20-Year:
GNMA 628440
7%, 04/15/24	240 M	282,052
30-Year:
GNMA II 495
10%, 02/20/16	85	91
Total Government
National Mortgage
Corporation		174,835,046
Total U.S. Government Obligations
(Cost $2,319,673,493)		2,349,428,422

		Value
	Shares	(Note 2)
Institutional Money Market Funds 0.7%
State Street Institutional US
Government Money Market Fund
(Cost $15,746,498)	15,746,498	15,746,498
Total Investments 99.1%
(Cost $2,335,419,991)†		2,365,174,920

Other Assets in Excess of
Liabilities 0.9%		20,808,981

Net Assets 100.0%		$ 2,385,983,901

		The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	18.0%	Health Care	11.4%
Information Technology	16.7%	Energy	5.3%
Consumer Discretionary	14.3%	Consumer Staples	3.9%
Financials	11.5%	Materials	3.8%
		Utilities	1.1%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
iShares Russell 2000 Index Fund	3.9%	NICE Systems Ltd.	1.4%
iShares S&P SmallCap 600 Index Fund	2.6%	Healthcare Services Group, Inc.	1.3%
iShares Russell Midcap Growth Index Fund	2.1%	Wolverine World Wide, Inc.	1.3%
Iconix Brand Group, Inc.	1.4%	Open Text Corp.	1.3%
IDEX Corp.	1.4%	Flowers Foods, Inc.	1.3%
		Total of Net Assets	18.0%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 81.4%			Flowers Foods, Inc.	1,240,700	$ 25,620,455	MarketAxess
Consumer Discretionary 14.3%						Holdings, Inc.	37,900	$ 1,234,403
Ascena Retail Group, Inc.*	1,044,300	$ 20,677,140	Hain Celestial Group, Inc.*	298,000	20,559,020	ProAssurance Corp.	191,100	17,051,853
			Nu Skin Enterprises, Inc.	242,400	10,057,176	Prosperity Bancshares, Inc.	461,900	19,445,990
Buffalo Wild Wings, Inc.*	202,700	15,563,306			75,520,201	Stifel Financial Corp.*	685,200	22,392,336
Dana Holding Corp.	1,280,200	17,487,532	Energy 5.3%			SVB Financial Group*	297,500	17,252,025
Express, Inc.*	1,023,700	15,979,957	CARBO Ceramics, Inc.	179,700	12,647,286			178,774,555
Iconix Brand Group, Inc.*	1,476,200	27,604,940	Comstock Resources, Inc.*	672,000	11,081,280	Health Care 10.5%
LKQ Corp.*	108,500	4,094,790	Dril-Quip, Inc.*	296,800	20,787,872	Bio-Rad Laboratories, Inc.*	153,200	15,378,216
						Cyberonics, Inc.*	217,800	10,874,754
Men's Wearhouse, Inc.	610,000	19,276,000	Key Energy Services, Inc.*	856,400	6,774,124	Haemonetics Corp.*	327,800	24,149,026
			Oil States Int'l., Inc.*	191,400	14,975,136	ICU Medical, Inc.*	192,210	10,667,655
Monro Muffler Brake, Inc.	551,400	18,664,890	Superior Energy			Integra LifeSciences
Morningstar, Inc.	219,100	13,016,731	Services, Inc.*	956,700	19,870,659	Holdings Corp.*	520,400	20,472,536
			Tidewater, Inc.	356,000	16,885,080	Masimo Corp.*	791,400	17,474,112
Penn National Gaming, Inc.*	522,200	20,517,238			103,021,437	Myriad Genetics, Inc.*	768,700	19,209,813
Steven Madden Ltd.*	534,700	22,949,324	Financials 9.2%			NuVasive, Inc.*	599,400	12,635,352
Texas Roadhouse, Inc.	1,282,400	22,018,808	City National Corp.	426,300	21,890,505	Quality Systems, Inc.	84,300	1,489,581
Vitamin Shoppe, Inc.*	368,800	19,771,368	East West Bancorp, Inc.	869,000	19,065,860
Warnaco Group, Inc.*	279,900	14,392,458				Sirona Dental Systems, Inc.*	423,900	22,526,046
Wolverine World Wide, Inc.	545,600	25,659,568	Endurance Specialty Holdings Ltd.	526,300	19,899,403	Techne Corp.	277,900	19,055,603
		277,674,050	Evercore Partners, Inc.	803,000	19,834,100	Volcano Corp.*	524,400	14,830,032
Consumer Staples 3.9%						West Pharmaceutical Services, Inc.	318,500	15,080,975
Casey's General Stores, Inc.	341,000	19,283,550	HCC Insurance Holdings, Inc.	626,000	20,708,080			203,843,701

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

		Space			Space		Principal
		Value			Value		Amount	Value
	Shares	(Note 2)		Shares	(Note 2)		(M=$1,000)	(Note 2)
Industrials 18.0%			Materials 3.8%			Federal Home Loan Bank 2.1%
Actuant Corp.	844,000	$ 23,733,280	AptarGroup, Inc.	394,300	$ 19,971,295	Agency Discount Notes:
Aerovironment, Inc.*	430,300	10,266,958	Rockwood Holdings, Inc.	292,300	13,837,482	0.02%, 09/04/12
Clarcor, Inc.	488,600	23,521,204				(Cost $39,999,933)	40,000 M	$ 39,999,933
Copart, Inc.*	804,300	21,482,853				Total Investments 97.0%
			Sensient Technologies Corp.	417,700	14,974,545	(Cost $1,456,352,419)†		1,882,959,691
Esterline Technologies Corp.*	212,600	12,713,480	Steel Dynamics, Inc.	2,051,300	25,066,886
					73,850,208	Other Assets in Excess of
Gardner Denver, Inc.	168,100	10,133,068	Utilities 1.1%			Liabilities 3.0%		57,983,345
Genesee & Wyoming, Inc.*	343,900	21,858,284	Atmos Energy Corp.	300,700	10,506,458	Net Assets 100.0%		$ 1,940,943,036
Healthcare Services			ITC Holdings Corp.	142,500	10,257,150
Group, Inc.	1,234,000	26,123,780			20,763,608	*	Non-income producing.
Hub Group Inc.*	492,900	14,836,290	Total Domestic Common Stocks			†	Cost for federal income tax purposes is
			(Cost $1,168,553,977)		1,579,773,531
IDEX Corp.	685,200	27,312,072				$1,456,352,419. At August 31, 2012 unrealized
						appreciation for federal income tax purposes
II-VI, Inc.*	702,300	13,062,780	Domestic Exchange Traded Funds 8.6%			aggregated $426,607,272 of which $465,036,167
Middleby Corp.*	219,300	25,252,395	Index 8.6%			related to appreciated securities and $38,428,895
			iShares Russell 2000			related to depreciated securities.
MSC Industrial Direct Co., Inc.	143,700	9,958,410	Index Fund*	948,600	77,016,834	(a)	Return of capital paid during the fiscal period
Portfolio Recovery			iShares Russell Midcap Growth			ADR	- American Depositary Receipt
Associates, Inc.*	154,000	15,453,900	Index Fund*	663,700	40,625,077
Regal-Beloit Corp.	334,200	22,745,652	iShares S&P SmallCap
Ritchie Bros			600 Index Fund*	663,300	50,099,049
Auctioneers, Inc.	802,800	14,980,248	Total Domestic Exchange Traded
Toro Co.	484,500	18,023,400	Funds
			(Cost $161,129,015)		167,740,960
Wabtec Corp.	259,400	20,269,516	Foreign Stocks & ADR's 2.3%
Waste Connections, Inc.	637,700	18,461,415	Ireland 0.9%
		350,188,985	ICON PLC ADR*	759,500	17,407,740
Information Technology 15.3%			Israel 1.4%
CommVault Systems,			NICE Systems Ltd.
Inc.*	338,400	17,062,128	ADR*	851,400	26,631,792
Diodes, Inc.*	1,284,300	23,746,707	Total Foreign Stocks & ADR's
			(Cost $40,334,185)		44,039,532
Hittite Microwave Corp.*	350,800	18,371,396	Real Estate Investment Trusts 2.3%
j2 Global, Inc.	822,500	24,239,075	Financials 2.3%
Jack Henry & Associates, Inc.	560,300	20,708,688	BioMed Realty Trust, Inc.	845,900	15,674,527
Micros Systems, Inc.*	421,000	21,327,860	Corporate Office
			Properties Trust(a)	532,200	11,899,992
NeuStar, Inc.*	555,600	20,873,892
Open Text Corp.*	476,600	25,641,080	Home Properties, Inc.(a)	283,900	18,127,015
Plantronics, Inc.	678,300	24,188,178	Total Real Estate Investment Trusts
			(Cost $40,631,108)		45,701,534
Power Integrations, Inc.	624,100	21,618,824	Institutional Money Market Funds 0.3%
			State Street Institutional US
Progress Software Corp.*	1,144,200	22,002,966	Government Money Market Fund
Qlik Technologies, Inc.*	768,700	16,258,005	(Cost $5,704,201)	5,704,201	5,704,201
				Principal
Rofin-Sinar				Amount	Value
Technologies, Inc.*	546,700	11,879,791		(M=$1,000)	(Note 2)
Semtech Corp.*	743,700	18,235,524	U.S. Government Obligations
SolarWinds, Inc.*	181,900	9,982,672	2.1%
		296,136,786

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.4%	Energy	6.5%
Industrials	16.8%	Materials	4.6%
Consumer Discretionary	13.3%	Consumer Staples	3.7%
Health Care	13.3%	Utilities	1.2%
Financials	11.1%	Telecommunication Services	0.6%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Plains Exploration & Production Co.	1.6%	Quanta Services, Inc.	1.3%
IDEX Corp.	1.5%	Dick's Sporting Goods, Inc.	1.3%
PVH Corp.	1.4%	Church & Dwight Co., Inc.	1.3%
Flowers Foods, Inc.	1.3%	Stericycle, Inc.	1.3%
Jarden Corp.	1.3%	Flowserve Corp.	1.3%
		Total of Net Assets	13.6%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 85.8%			FMC Technologies, Inc.*	14,410	$ 674,964	Dentsply Int'l., Inc.	28,170	$ 1,021,726
Consumer Discretionary 13.3%			Noble Corp.	34,270	1,307,058	Endo Pharmaceuticals
Ascena Retail Group,			Plains Exploration &			Holdings, Inc.*	25,010	795,818
Inc.*	62,910	$ 1,245,618	Production Co.*	44,810	1,761,929	Henry Schein, Inc.*	12,820	984,704
BorgWarner, Inc.*	10,160	698,805	Range Resources Corp.	11,680	761,419	Hologic, Inc.*	30,950	607,549
Dana Holding Corp.	72,616	991,935	SM Energy Co.	14,980	707,505	IDEXX Laboratories, Inc.*	10,270	976,266
Darden Restaurants, Inc.	21,770	1,130,952	Tidewater, Inc.	24,150	1,145,435	Illumina, Inc.*	14,920	627,834
Dick's Sporting Goods,					7,403,035	Life Technologies Corp.*	25,140	1,199,429
Inc.	29,490	1,467,422	Financials 10.4%			Masimo Corp.*	46,350	1,023,408
Dollar Tree, Inc.*	21,520	1,036,618	Affiliated Managers			MEDNAX, Inc.*	17,410	1,206,165
Guess? Inc	26,590	692,935	Group, Inc.*	8,380	985,656	Mettler-Toledo Int'l.,
Hanesbrands, Inc.*	28,070	910,310	City National Corp.	24,540	1,260,129	Inc.*	4,540	749,600
Jarden Corp.	30,770	1,487,114	East West Bancorp, Inc.	51,920	1,139,125	Quality Systems, Inc.	31,360	554,131
Morningstar, Inc.	12,280	729,555	Everest Re Group Ltd.	10,440	1,082,210	Resmed, Inc.	37,390	1,404,742
O'Reilly Automotive, Inc.*	10,890	925,105	HCC Insurance Holdings, Inc.	42,300	1,399,284	Techne Corp.	12,420	851,639
PVH Corp.	17,360	1,630,104	Invesco Ltd.	48,180	1,140,902	Varian Medical Systems, Inc.*	15,680	921,827
Tiffany & Co.	18,980	1,175,811	MSCI, Inc.*	17,170	602,323			14,139,163
Tractor Supply Co.	10,720	1,023,546				Industrials 16.8%
		15,145,830	Raymond James Financial, Inc.	36,740	1,293,248	Ametek, Inc.	37,960	1,302,408
Consumer Staples 3.7%			Signature Bank*	17,290	1,117,453	BE Aerospace, Inc.*	25,670	1,033,474
Church & Dwight Co., Inc.	26,410	1,445,683	WR Berkley Corp.	22,920	856,750	Cintas Corp.	34,830	1,407,829
Energizer Holdings, Inc.	9,190	633,191	Zions Bancorporation	50,000	962,500	Donaldson Co., Inc.	37,590	1,326,551
Flowers Foods, Inc.	72,100	1,488,865			11,839,580	Flowserve Corp.	11,190	1,428,516
Nu Skin Enterprises, Inc.	14,030	582,105	Health Care 12.5%
		4,149,844	Bio-Rad Laboratories,Inc.*	7,600	762,888	Gardner Denver, Inc.	10,530	634,748
Energy 6.5%						Genesee & Wyoming, Inc.*	11,420	725,855
Core Laboratories NV	8,550	1,044,725	Catamaran Corp.*	5,180	451,437	IDEX Corp.	41,830	1,667,344

Sentinel Sustainable Mid Cap Opportunities Fund
(Unaudited)
		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
IHS, Inc.*	10,320	$ 1,176,893	United Kingdom 0.8%
Jacobs Engineering			Shire Ltd. ADR	10,010	$ 906,306
Group, Inc.*	25,660	1,014,596	Total Foreign Stocks & ADR's
JB Hunt Transport			(Cost $2,321,657)		2,319,849
Services, Inc.	14,860	779,258	Real Estate Investment Trusts 0.7%
MSC Industrial Direct Co., Inc.	16,070	1,113,651	Financials 0.7%
Quanta Services, Inc.*	61,800	1,483,200	Home Properties, Inc.*(a)(b)
Regal-Beloit Corp.	19,140	1,302,668	(Cost $786,093)	13,050	833,243
Stericycle, Inc.*	15,660	1,433,203	Institutional Money Market Funds 1.8%
Waste Connections, Inc.	42,970	1,243,982	State Street Institutional US
		19,074,176	Government Money Market Fund
Information Technology 16.2%			(Cost $2,021,282)	2,021,282	2,021,282
Altera Corp.	15,230	568,536		Principal
ANSYS, Inc.*	17,750	1,237,175		Amount	Value
Citrix Systems, Inc.*	8,880	689,887	(M=$1,000)		(Note 2)
Dolby Laboratories, Inc.*	28,590	948,616	Corporate Short-term Notes 4.9%
F5 Networks, Inc.*	6,070	591,764	Nestle Capital Corp.
			0.02%, 09/06/12	4,000 M	3,999,989
Informatica Corp.*	25,850	842,710	0.05%, 09/13/12	1,500 M	1,499,975
Jack Henry & Associates,			Total Corporate Short-term Notes
Inc.	28,800	1,064,448	(Cost $5,499,964)		5,499,964
Microchip Technology, Inc.	23,460	815,235	U.S. Government Obligations
Micros Systems, Inc.*	27,840	1,410,375	4.1%
NeuStar, Inc.*	33,400	1,254,838	Federal National Mortgage Association 4.1%
			Agency Discount Notes:
Nuance Communications,			0.08%, 09/10/12	2,500 M	2,499,950
Inc.*	46,220	1,102,347	0.1%, 09/19/12	694 M	693,965
Open Text Corp.*	24,040	1,293,352	0.11%, 09/27/12	1,500 M	1,499,881
Plantronics, Inc.	29,330	1,045,908	Total U.S. Government
			Obligations
Power Integrations, Inc.	35,030	1,213,439	(Cost $4,693,796)		4,693,796
Qlik Technologies, Inc.*	44,150	933,773	Total Investments 99.3%
Riverbed Technology, Inc.*	57,050	1,140,430	(Cost $108,666,160)†		112,784,002
Semtech Corp.*	45,570	1,117,376	Other Assets in Excess of
			Liabilities 0.7%		769,095
Trimble Navigation Ltd.*	23,560	1,155,618
		18,425,827	Net Assets 100.0%		$ 113,553,097
Materials 4.6%
Airgas, Inc.	6,320	525,002	* Non-income producing.
AptarGroup, Inc.	24,760	1,254,094
			†	Cost for federal income tax purposes is $108,666,160.
Ecolab, Inc.	13,680	875,930	At August 31, 2012 unrealized appreciation for federal
Rockwood Holdings, Inc.	28,970	1,371,440	income tax purposes aggregated $4,117,842 of which
			$10,062,845 related to appreciated securities and
Steel Dynamics, Inc.	101,130	1,235,809	$5,945,003 related to depreciated securities.
		5,262,275
Telecommunication Services 0.6%			(a)	Real Estate Investment Trusts
tw telecom, Inc.*	26,800	674,020	(b)	Return of capital paid during the fiscal period
Utilities 1.2%			ADR	- American Depositary Receipt
ITC Holdings Corp.	18,090	1,302,118
Total Domestic Common Stocks
(Cost $93,343,368)		97,415,868
Foreign Stocks & ADR's 2.0%
Israel 1.2%
NICE Systems Ltd. ADR*	45,190	1,413,543

Sentinel Sustainable Core Opportunities Fund
(Unaudited)
Fund Profile
at August 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.3%	Consumer Discretionary	10.0%
Health Care	14.3%	Consumer Staples	9.9%
Financials	13.9%	Materials	3.3%
Industrials	12.6%	Telecommunication Services	3.1%
Energy	10.1%	Utilities	1.2%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	2.6%	FedEx Corp.	2.1%
PepsiCo, Inc.	2.5%	Emerson Electric Co.	2.0%
Procter & Gamble Co.	2.1%	Crown Holdings, Inc.	1.9%
Precision Castparts Corp.	2.1%	Pfizer, Inc.	1.9%
Danaher Corp.	2.1%	Johnson & Johnson	1.8%
		Total of Net Assets	21.1%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 94.0%			EOG Resources, Inc.	10,000	$ 1,083,000	Health Care 14.3%
Consumer Discretionary 10.0%			Marathon Oil Corp.	100,000	2,782,000	Aetna, Inc.	40,000	$ 1,536,400
Gap, Inc.	40,000	$ 1,432,800	Marathon Petroleum Corp.	50,000	2,587,500	Amgen, Inc.	35,000	2,937,200
McDonald's Corp.	20,000	1,789,800	McDermott Int'l., Inc.*	75,000	835,500	Becton Dickinson & Co.	25,000	1,899,500
McGraw-Hill Cos., Inc.	50,000	2,560,000	Noble Energy, Inc.	15,000	1,318,500	Bristol-Myers Squibb Co.	65,000	2,145,650
Nike, Inc.	15,000	1,460,400	Williams Cos., Inc.	50,000	1,613,500	Celgene Corp.*	10,000	720,400
Omnicom Group, Inc.	40,000	2,054,800			19,034,000	Covidien PLC	25,000	1,401,250
Staples, Inc.	45,000	491,400	Financials 13.9%			Forest Laboratories, Inc.*	35,000	1,214,150
Time Warner Cable, Inc.	35,000	3,108,700	ACE Ltd.	25,000	1,843,250	Gilead Sciences, Inc.*	40,000	2,307,600
Time Warner, Inc.	75,000	3,116,250	American Express Co.	40,000	2,332,000	Johnson & Johnson	51,500	3,472,645
TJX Cos., Inc.	40,000	1,831,600	Bank of America Corp.	70,000	559,300	Merck & Co., Inc.	60,000	2,583,000
TRW Automotive						Pfizer, Inc.	150,000	3,579,000
Holdings Corp.*	22,000	961,620	Bank of New York Mellon			UnitedHealth Group, Inc.	25,000	1,357,500
		18,807,370	Corp.	60,000	1,352,400
			Chubb Corp.	28,500	2,105,865	Zimmer Holdings, Inc.	30,000	1,853,400
Consumer Staples 9.9%			CME Group, Inc.	22,500	1,235,250			27,007,695
CVS Caremark Corp.	40,000	1,822,000	JPMorgan Chase & Co.	72,774	2,702,826	Industrials 12.6%
HJ Heinz Co.	50,000	2,786,000				Canadian Pacific Railway
Kellogg Co.	50,000	2,532,500	MetLife, Inc.	50,000	1,706,500	Ltd.	35,000	2,894,850
Kraft Foods, Inc.	65,000	2,699,450	Morgan Stanley	60,000	900,000	Danaher Corp.	75,000	4,017,750
PepsiCo, Inc.	65,000	4,707,950	PNC Financial Services			Emerson Electric Co.	75,000	3,804,000
Procter & Gamble Co.	60,000	4,031,400	Group, Inc.	10,500	652,680	FedEx Corp.	45,000	3,943,350
		18,579,300	The Travelers Cos., Inc.	50,000	3,237,000	Parker Hannifin Corp.	40,000	3,199,200
Energy 10.1%			Toronto-Dominion Bank	25,000	2,047,000	Precision Castparts Corp.	25,000	4,027,000
			US Bancorp	80,000	2,672,800
Apache Corp.	20,000	1,715,000	Wells Fargo & Co.	83,900	2,855,117	Verisk Analytics, Inc.*	40,000	1,940,800
Baker Hughes, Inc.	30,000	1,368,000			26,201,988			23,826,950
ConocoPhillips	50,000	2,839,500				Information Technology 16.6%
Devon Energy Corp.	50,000	2,891,500				Accenture PLC	35,000	2,156,000

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
Activision Blizzard, Inc.	80,000	$ 940,800	U.S. Government Obligations
Altera Corp.	30,000	1,119,900	0.3%
Broadcom Corp.	40,000	1,421,200	Federal National Mortgage Association 0.3%
Check Point Software			Agency Discount Notes:
Technologies Ltd.*	45,000	2,074,050	0.1%, 09/12/12
Cisco Systems, Inc.	100,000	1,908,000	(Cost $549,983)	550 M	$ 549,983
			Total Investments 100.0%
Dell, Inc.*	100,000	1,059,000	(Cost $154,550,345)†		188,734,538
EMC Corp.*	100,000	2,629,000
Int'l. Business Machines			Other Assets in Excess of
Corp.	25,000	4,871,250	Liabilities 0.0%		78,335
KLA-Tencor Corp.	30,000	1,539,300	Net Assets 100.0%		$ 188,812,873
Microsoft Corp.	110,890	3,417,630
NetApp, Inc.*	45,000	1,553,400
Synopsys, Inc.*	30,000	990,900	*	Non-income producing.
Texas Instruments, Inc.	106,080	3,080,563	†	Cost for federal income tax purposes is $154,550,345.
Visa, Inc.	10,000	1,282,500	At August 31, 2012 unrealized appreciation for federal
			income tax purposes aggregated $34,184,193 of
Western Union Co.	75,000	1,320,750	which $45,944,973 related to appreciated securities
		31,364,243	and $11,760,780 related to depreciated securities.
Materials 3.3%			ADR	- American Depositary Receipt
Crown Holdings, Inc.*	100,000	3,625,000
Praxair, Inc.	25,000	2,637,500
		6,262,500
Telecommunication Services 2.1%
AT&T, Inc.	35,000	1,282,400
Rogers Communications, Inc.	50,000	2,019,500
Verizon Communications, Inc.	15,000	644,100
		3,946,000
Utilities 1.2%
AES Corp.	200,000	2,278,000
Total Domestic Common Stocks
(Cost $144,348,223)		177,308,046
Foreign Stocks & ADR's 2.7%
Germany 1.7%
SAP AG ADR	50,000	3,283,000
Mexico 1.0%
America Movil SA de CV ADR	70,000	1,791,300
Total Foreign Stocks & ADR's
(Cost $3,849,930)		5,074,300
Institutional Money Market Funds 1.2%
State Street Institutional US
Government Money Market Fund
(Cost $2,302,267)	2,302,267	2,302,267
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-term Notes 1.8%
Nestle Capital Corp.
0.05%, 09/13/12
(Cost $3,499,942)	3,500 M	3,499,942

		The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund
(Unaudited)
Fund Profile
at August 31, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			28.9%	4 yrs. to 5.99 yrs.			5.0%
1 yr. to 2.99 yrs.			4.8%	6 yrs. to 7.99 yrs.			32.0%
3 yrs. to 3.99 yrs.			8.6%	8 yrs. and over			20.7%
Average Effective Duration (for all Fixed Income Holdings) 4.8 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FHLMC G08500	3.50%	07/01/42	3.5%	FNR 11-63 JY	4.50%	05/25/41	2.0%
FNMA AO0484	3.00%	09/01/27	3.5%	Prudential Financial, Inc.	4.50%	11/16/21	2.0%
GSMS 07-GG10 A4	5.983%	08/10/45	3.0%	Phillips 66	4.30%	04/01/22	1.9%
FNMA AH2683	4.00%	01/01/41	2.8%	Ericsson LM	4.125%	05/15/22	1.8%
FNR 10-44 PM	5.00%	05/25/40	2.1%	American Int'l. Group, Inc.	4.875%	06/01/22	1.4%
				Total of Net Assets			24.0%
*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)

U.S. Government Obligations 32.5%			FNR 11-63 JY			Reynolds Group Issuer, Inc.
U.S. Government Agency			4.5%, 05/25/41	2,000 M	$ 2,281,834	6.875%, 02/15/21	750 M	$ 815,625
Obligations 32.5%					4,618,121			3,952,741
Federal Home Loan Bank 14.3%			Mortgage-Backed Securities:			Capital Goods 3.2%
Agency Discount Notes:			20-Year:			General Electric Capital Corp.
0.001%, 09/04/12	6,000 M	$ 5,999,999	FNMA AO0484			4.625%, 01/07/21	1,250 M	1,414,841
0.04%, 09/05/12	10,000 M	9,999,956	3%, 09/01/27	3,700 M	3,911,174	Joy Global, Inc.
Total Federal Home Loan Bank		15,999,955	30-Year:			5.125%, 10/15/21	800 M	883,076
Federal Home Loan Mortgage			FNMA AB0204			United Technologies Corp.
Corporation 5.7%			5.5%, 12/01/38	1,244 M	1,375,247	3.1%, 06/01/22	1,250 M	1,332,595
			FNMA AH2683					3,630,512
Mortgage-Backed Securities:			4%, 01/01/41	2,930 M	3,145,550
15-Year:						Consumer Cyclical 4.3%
FHLMC J15139			FNMA AJ7689			Chrysler Group LLC
4%, 05/01/26	1,099 M	1,173,077	4%, 12/01/41	886 M	951,375	8.25%, 06/15/21	750 M	795,000
					5,472,172	Ford Motor Credit Co LLC
30-Year:			Total Federal National			5.875%, 08/02/21	1,000 M	1,106,344
FGLMC A79255			Mortgage Association		14,001,467	Goodyear Tire & Rubber Co.
5%, 11/01/37	1,194 M	1,298,549	Total U.S. Government Obligations			7%, 05/15/22	500 M	522,500
FHLMC G08500			(Cost $36,273,028)		36,441,844	Ltd Brands, Inc.
3.5%, 07/01/42	3,738 M	3,968,796				5.625%, 02/15/22	750 M	793,125
		5,267,345	Corporate Bonds 51.3%			Macy's Retail Holdings, Inc.
Total Federal Home Loan Mortgage			Basic Industry 3.5%
Corporation		6,440,422	Eastman Chemical Co.			3.875%, 01/15/22	1,500 M	1,619,199
			3.6%, 08/15/22	1,250 M	1,317,201			4,836,168
Federal National Mortgage			FMG Resources August 2006 Pty Ltd.			Consumer Non-Cyclical 6.8%
Association 12.5%			6.875%, 04/01/22(a)	750 M	692,813	Altria Group, Inc.
Collateralized Mortgage Obligations:			Int'l. Paper Co.			2.85%, 08/09/22	1,500 M	1,497,792
FNR 10-44 PM			4.75%, 02/15/22	1,000 M	1,127,102
5%, 05/25/40	2,000 M	2,336,287				Anheuser-Busch InBev Worldwide, Inc.
						2.5%, 07/15/22	1,000 M	1,017,803

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

	Principal			Principal	Value			Space
	Amount	Value		Amount	(Note 2)			Value
	(M=$1,000)	(Note 2)		(M=$1,000)			Shares	(Note 2)

Constellation Brands, Inc.			XL Group Ltd.			Institutional Money Market Funds 9.2%
4.625%, 03/01/23	1,000 M	$ 1,022,500	5.75%, 10/01/21	650 M	$ 751,473	State Street Institutional US
Kraft Foods Group, Inc.					5,461,252	Government Money Market Fund
3.5%, 06/06/22(a)	1,250 M	1,326,692	Media 5.7%			(Cost $10,298,772)	10,298,772	$ 10,298,772
						Total Investments 96.0%
Pernod Ricard SA			CBS Corp.			(Cost $105,077,629)†		107,703,492
4.45%, 01/15/22(a)	1,000 M	1,080,442	3.375%, 03/01/22	1,500 M	1,561,477
SABMiller Holdings, Inc.			DIRECTV Holdings LLC			Other Assets in Excess of
3.75%, 01/15/22(a)	1,500 M	1,629,830	3.8%, 03/15/22	1,000 M	1,035,026	Liabilities 4.0%		4,498,405
		7,575,059	DISH DBS Corp.
Energy 11.1%			6.75%, 06/01/21	1,000 M	1,070,000	Net Assets 100.0%		112,201,897
Access Midstream Partners LP			NBCUniversal Media LLC
6.125%, 07/15/22	150 M	156,375	4.375%, 04/01/21	1,000 M	1,130,875
Canadian Oil Sands Ltd.			Sirius XM Radio, Inc.
4.5%, 04/01/22(a)	1,000 M	1,065,032	5.25%, 08/15/22(a)	500 M	502,500	†	Cost for federal income tax purposes is $105,077,629.
						At August 31, 2012 unrealized appreciation for federal
Chesapeake Energy Corp.			Time Warner, Inc.			income tax purposes aggregated $2,625,863 of which
6.125%, 02/15/21	250 M	249,375	3.4%, 06/15/22	1,000 M	1,053,860	$2,630,648 related to appreciated securities and
Devon Energy Corp.					6,353,738	$4,785 related to depreciated securities.
3.25%, 05/15/22	1,250 M	1,305,150	Real Estate 1.8%			(a)	Security exempt from registration under Rule 144A of
Energy Transfer Partners LP			Health Care Reality, Inc.			the Securities Act of 1933, as amended. These
						securities may be resold in transactions exempt from
5.2%, 02/01/22	1,000 M	1,102,749	4.95%, 01/15/21	800 M	867,285	registration, normally to qualified institutional
Halliburton Co.			UDR, Inc.			buyers. At August 31, 2012, the market value of rule
3.25%, 11/15/21	1,500 M	1,623,786	4.625%, 01/10/22	1,000 M	1,100,312	144A securities amounted to $9,488,574 or 8.46% of
Newfield Exploration Co.					1,967,597	net assets.
5.75%, 01/30/22	500 M	550,000	Telecommunications 4.4%
5.625%, 07/01/24	1,000 M	1,086,250
Phillips 66			America Movil SAB de CV
4.3%, 04/01/22(a)	2,000 M	2,182,308	3.125%, 07/16/22	1,250 M	1,284,418
			Ericsson LM
QEP Resources, Inc.			4.125%, 05/15/22	2,000 M	2,039,652
5.375%, 10/01/22	1,000 M	1,027,500	Verizon Communications, Inc.
Rowan Cos, Inc.			3.5%, 11/01/21	1,000 M	1,102,248
4.875%, 06/01/22	1,000 M	1,054,978	Virgin Media Finance PLC
Weatherford Int'l. Ltd			5.25%, 02/15/22	500 M	526,250
5.125%, 09/15/20	1,000 M	1,088,231			4,952,568
		12,491,734
Financials 4.7%			Transportation 0.9%
			Penske Truck Leasing Co Lp
Ally Financial, Inc.			2.5%, 07/11/14(a)	1,000 M	1,008,957
5.5%, 02/15/17	750 M	780,847	Total Corporate Bonds
Bank of America Corp.			(Cost $55,238,920)		57,557,017
5.7%, 01/24/22	850 M	963,010	Commercial Mortgage-Backed Securities 3.0%
Citigroup, Inc.
4.5%, 01/14/22	850 M	900,084	GSMS 07-GG10 A4
			5.9833%, 08/10/45
Goldman Sachs Group, Inc.			(Cost $3,266,909)	3,000 M	3,405,859
5.75%, 01/24/22	600 M	663,292
JPMorgan Chase & Co
4.5%, 01/24/22	850 M	945,708	At August 31, 2012, the following futures contracts were outstanding with $123,571 in cash segregated with the broker for margin maintenance purposes:

SLM Corp.
6%, 01/25/17	500 M	531,250
7.25%, 01/25/22	500 M	542,500						Unrealized
		5,326,691				Contract	Contract	Appreciation/
Insurance 4.9%			Contract Description			Expiration	Value	(Depreciation)

American Int'l. Group, Inc.			Short, 30 U.S. Treasury 30-Year Bond futures contracts			9/12	4,449,000	$ (25,000)
4.875%, 06/01/22	1,500 M	1,638,153
CNA Financial Corp.			Net payments of variation margin and/or brokerage fees					-
5.75%, 08/15/21	750 M	863,844
Prudential Financial, Inc.			Variation margin payable on open futures contracts					$ (25,000)
4.5%, 11/16/21	2,000 M	2,207,782

		The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fifteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES
OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Mid Cap II Fund (formerly known as Sentinel Mid Cap Value	Class A, Class C and Class I
Fund prior to January 13, 2012) (a non-diversified series)
Sentinel Short Maturity Government Fund	Class A and Class S
Sentinel Small Company Fund	Class A, Class C and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund (formerly known as	Class A and Class I
Sentinel Sustainable Growth Opportunities Fund prior to March 29, 2012)
Sentinel Total Return Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors. The Board has delegated this responsibility to a valuation committee, subject to its review and supervision.

FAIR VALUE MEASUREMENT:

In May 2011, the Financial Accounting Standards Board (”FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of these changes on the financial statements.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non- exchange traded derivatives and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Valuation Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2012 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$ –	$ 1,999,991	$ –	$ 1,999,991
Collateralized Mortgage
Obligations	–	4,635,816	–	4,635,816
Commercial Mortgage-
Backed Securities	–	737,936	–	737,936
Corporate Bonds	–	21,075,242	–	21,075,242
Corporate Short-Term
Notes	–	3,399,979	–	3,399,979
Domestic Common Stocks	153,555,694	–	–	153,555,694
Domestic Exchange
Traded Funds	1,806,350	–	–	1,806,350
Foreign Stocks & ADR’s	6,247,600	–	–	6,247,600
Institutional Money
Market Funds	–	5,151,543	–	5,151,543
Mortgage-Backed
Securities	–	42,223,256	–	42,223,256
Totals	$ 161,609,644	$ 79,223,763	$ –	$ 240,833,407

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Capital Growth:
Agency Discount Notes	$ –	$ 4,999,919	$ –	$ 4,999,919
Domestic Common Stocks	110,791,772	–	–	110,791,772
Domestic Exchange
Traded Funds	4,881,359	–	–	4,881,359
Foreign Stocks & ADR’s:
Switzerland	–	1,286,094	–	1,286,094
All Other Foreign Stocks
& ADR’s	2,700,744	–	–	2,700,744
Institutional Money
Market Funds	–	655,844	–	655,844
Totals	$ 118,373,875	$ 6,941,857	$ –	$ 125,315,732

Common Stock:
Agency Discount Notes	$ –	$ 9,999,983	$ –	$ 9,999,983
Corporate Short-Term
Notes	–	34,299,045	–	34,299,045
Domestic Common Stocks	1,658,902,380	–	–	1,658,902,380
Domestic Exchange
Traded Funds	12,505,500	–	–	12,505,500
Foreign Stocks & ADR’s	75,919,408	–	–	75,919,408
Institutional Money
Market Funds	–	9,670,200	–	9,670,200
U.S. Treasury Obligations	–	19,999,595	–	19,999,595
Totals	$ 1,747,327,288	$ 73,968,823	$ –	$ 1,821,296,111

Conservative Strategies:
Agency Discount Notes	$ –	$ 6,000,000	$ –	$ 6,000,000
Commercial Mortgage-
Backed Securities	–	794,700	–	794,700
Corporate Bonds	–	57,098,843	–	57,098,843
Domestic Common Stocks	80,566,259	–	–	80,566,259
Domestic Exchange
Traded Funds	272,640	–	–	272,640
Foreign Stocks & ADR’s:
Australia	–	258,855	–	258,855
China	278,600	201,541	–	480,141
France	–	509,738	–	509,738
Germany	–	266,457	–	266,457
Hong Kong	–	581,372	–	581,372
India	–	210,628	–	210,628
Ireland	–	298,000	–	298,000
Israel	197,900	–	–	197,900
Japan	–	1,005,680	–	1,005,680

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Macau	–	185,150	–	185,150
Netherlands	227,080	68,735	–	295,815
Singapore	–	410,784	–	410,784
South Africa	–	372,878	–	372,878
South Korea	–	540,355	–	540,355
Switzerland	708,120	1,127,238	–	1,835,358
Taiwan	45,060	114,326	–	159,386
United Kingdom	318,120	1,100,188	–	1,418,308
Institutional Money
Market Funds	–	13,199,273	–	13,199,273
Mortgage-Backed
Securities	–	48,123,327	–	48,123,327
Totals	$ 82,613,779	$ 132,468,068	$ –	$ 215,081,847

Georgia Municipal Bond:
Institutional Money
Market Funds	$ –	$ 854,950	$ –	$ 854,950
Municipal Bonds	–	17,773,260	–	17,773,260
Totals	$ –	$ 18,628,210	$ –	$ 18,628,210

Government Securities:
Agency Discount Notes	$ –	$ 49,999,996	$ –	$ 49,999,996
Collateralized Mortgage
Obligations	–	235,984,298	–	235,984,298
Institutional Money
Market Funds	–	14,408,721	–	14,408,721
Mortgage-Backed
Securities	–	734,567,525	–	734,567,525
Totals	$ –	$ 1,034,960,540	$ –	$ 1,034,960,540

Growth Leaders:
Agency Discount Notes	$ –	$ 999,996	$ –	$ 999,996
Domestic Common Stocks	27,850,696	–	–	27,850,696
Domestic Exchange
Traded Funds	1,229,155	–	–	1,229,155
Institutional Money
Market Funds	–	436,970	–	436,970
Totals	$ 29,079,851	$ 1,436,966	$ –	$ 30,516,817

International Equity:
Agency Discount Notes	$ –	$ 4,499,980	$ –	$ 4,499,980
Domestic Common Stocks	4,239,500	–	–	4,239,500
Domestic Exchange
Traded Funds	4,411,060	–	–	4,411,060

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Stocks & ADR’s:
Australia	–	4,057,594	–	4,057,594
China	1,448,720	2,960,445	–	4,409,165
Denmark	3,142,200	–	–	3,142,200
Finland	–	1,383,932	–	1,383,932
France	1,745,100	8,739,182	–	10,484,282
Germany	–	12,062,557	–	12,062,557
Hong Kong	–	7,530,721	–	7,530,721
India	–	1,316,423	–	1,316,423
Ireland	–	2,850,439	–	2,850,439
Israel	3,188,700	–	–	3,188,700
Italy	–	2,737,820	–	2,737,820
Japan	–	12,533,542	–	12,533,542
Macau	–	1,424,227	–	1,424,227
Malaysia	–	1,155,677	–	1,155,677
Netherlands	1,703,100	3,574,886	–	5,277,986
Singapore	–	3,350,668	–	3,350,668
South Africa	–	2,050,828	–	2,050,828
South Korea	–	4,589,126	–	4,589,126
Spain	–	1,443,745	–	1,443,745
Switzerland	–	14,029,840	–	14,029,840
Taiwan	300,400	800,280	–	1,100,680
United Kingdom	–	19,067,979	–	19,067,979
Institutional Money
Market Funds	–	2,454,204	–	2,454,204
Totals	$ 20,178,780	$ 114,614,095	$ – $	134,792,875

Mid Cap:
Agency Discount Notes	$ –	$ 1,499,989	$ –	$ 1,499,989
Domestic Common Stocks	85,030,853	–	–	85,030,853
Domestic Exchange
Traded Funds	1,990,102	–	–	1,990,102
Foreign Stocks & ADR’s	1,978,265	–	–	1,978,265
Institutional Money
Market Funds	–	1,522,085	–	1,522,085
Real Estate Investment
Trusts	692,772	–	–	692,772
U.S. Treasury Obligations	–	3,499,956	–	3,499,956
Totals	$ 89,691,992	$ 6,522,030	$ –	$ 96,214,022

Mid Cap II:
Agency Discount Notes	$ –	$ 2,999,980	$ –	$ 2,999,980
Domestic Common Stocks	59,903,887	–	–	59,903,887

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Domestic Exchange
Traded Funds	2,328,001	–	–	2,328,001
Foreign Stocks & ADR’s	1,518,995	–	–	1,518,995
Institutional Money
Market Funds	–	1,309,874	–	1,309,874
Real Estate Investment
Trusts	482,706	–	–	482,706
Totals	$ 64,233,589	$ 4,309,854	$ –	$ 68,543,443

Short Maturity
Government:
Agency Discount Notes	$ –	$ 19,999,911	$ –	$ 19,999,911
Collateralized Mortgage
Obligations	–	2,086,048,248	–	2,086,048,248
Institutional Money
Market Funds	–	15,746,498	–	15,746,498
Mortgage-Backed
Securities	–	243,360,263	–	243,360,263
Totals	$ –	$ 2,365,154,920	$ –	$ 2,365,154,920

Small Company:
Agency Discount Notes	$ –	$ 39,999,933	$ –	$ 39,999,933
Domestic Common Stocks	1,579,773,531	–	–	1,579,773,531
Domestic Exchange
Traded Funds	167,740,960	–	–	167,740,960
Foreign Stocks & ADR’s	44,039,532	–	–	44,039,532
Institutional Money
Market Funds	–	5,704,201	–	5,704,201
Real Estate Investment
Trusts	45,701,534	–	–	45,701,534
Totals	$ 1,837,255,557	$ 45,704,134	$ –	$ 1,882,959,691

Sustainable Core
Opportunities:
Agency Discount Notes	$ –	$ 549,983	$ –	$ 549,983
Corporate Short-Term
Notes	–	3,499,942	–	3,499,942
Domestic Common Stocks	177,308,046	–	–	177,308,046
Foreign Stocks & ADR’s	5,074,300	–	–	5,074,300
Institutional Money
Market Funds	–	2,302,267	–	2,302,267
Totals	$ 182,382,346	$ 6,352,192	$ –	$ 188,734,538

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Sustainable Mid Cap
Opportunities:
Agency Discount Notes	$ –	$ 4,693,796	$ –	$ 4,693,796
Corporate Short-Term
Notes	–	5,499,964	–	5,499,964
Domestic Common Stocks	97,415,868	–	–	97,415,868
Foreign Stocks & ADR’s	2,319,849	–	–	2,319,849
Institutional Money
Market Funds	–	2,021,282	–	2,021,282
Real Estate Investment
Trusts	833,243	–	–	833,243
Totals	$ 100,568,960	$ 12,215,042	$ –	$ 112,784,002

Total Return Bond:
Agency Discount Notes	$ –	$ 15,999,955	$ –	$ 15,999,955
Collateralized Mortgage
Obligations	–	4,618,121	–	4,618,121
Commercial Mortgage-
Backed Securities	–	3,405,859	–	3,405,859
Corporate Bonds	–	57,557,017	–	57,557,017
Institutional Money
Market Funds	–	10,298,772	–	10,298,772
Mortgage-Backed
Securities	–	15,823,768	–	15,823,768
Totals	$ –	$ 107,703,492	$ –	$ 107,703,492

Liabilities:
Conservative Strategies:
Futures Contracts	$ 25,000	$ –	$ –	$ 25,000

Total Return Bond:
Futures Contracts	$ 25,000	$ –	$ –	$ 25,000

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended August 31, 2012.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended August 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title) /s/ JOHN BIRCH

--------------------------------------------

John Birch,

Chief Financial Officer

Date October 29, 2012 ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES

--------------------------------------------

Christian Thwaites,

President and Chief Executive Officer

Date October 29, 2012 ----------------

By (Signature and Title) /s/ JOHN BIRCH

 --------------------------------------------

John Birch,

Chief Financial Officer

Date October 29, 2012 ----------------